OneAmerica Funds, Inc.
Semi-Annual Report
June 30, 2002

This report and the financial statements contained herein are submitted for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of OneAmerica Funds, Inc., AUL American Unit Trust,
AUL Individual Unit Trust, AUL American Individual Variable Life Unit Trust, or AUL American Individual Variable Annuity Unit Trust which contains further information concerning the sales charge, expenses and other pertinent information.

Registered group and individual variable annuity and variable life contracts issued by American United Life Insurance Company (AUL) are distributed by OneAmerica Securities, Inc. Member NASD, SIPC, a wholly owned subsidiary of AUL.

Directors and Officers of OneAmerica Funds, Inc.
R. Stephen Radcliffe, Chairman of the Board and President
Dr. Ronald D. Anderson, Director
    Professor, Kelley School of Business
    Indiana University, Indianapolis, Indiana
James W. Murphy, Director
Constance E. Lund, Treasurer
Alpha C. Blackburn, President and CEO
    Blackburn Architects, Inc., Indianapolis, Indiana
Donald J. Stuhldreher, Director
    Former President,
    The Huntington Company
Richard A. Wacker, Secretary

A Message
From
The Chairman of the Board
and President of
OneAmerica Funds, Inc.

Effective May 1, 2002, the AUL American Series Fund, Inc. changed its name to the OneAmerica Funds, Inc. to better align it with our new enterprise identity. Some of the individual portfolio names were also changed to more accurately reflect the portfolios investment style. Although the names are different, the investment objectives and management style of the portfolios have not changed.

The longest expansion in U.S. history finally came to a close as the United States experienced negative economic growth during the first nine months of 2001. Despite the tragic events of last year, our economy performed far better than expected during the first quarter of 2002. GDP advanced at a robust 5.0% annualized rate during the first quarter, buoyed by strong consumer spending, fiscal stimulus and inventory rebuilding. However, second quarter GDP slowed to a 1.1% annual growth rate, much less than the consensus forecast, due in large part to a decline in consumer spending.

The likelihood of an economic recovery during the second half of this year has now become more uncertain, which has caused downward pressure on the stock market. The S&P 500 (a commonly used broad equity index) experienced a return of 13.2% during the first half of 2002 and is currently trading at five-year lows. The NASDAQ Composite declined 24.8% during the first six months and has lost over 70% of its value since its peak in March 2000. Although investors are still concerned about renewed terrorism threats and recession implications, we also have to contend with a crisis of confidence. Investors have lost their confidence in the integrity of corporate management, corporate auditors, and Wall Street's objectivity in analyzing company financials.

The overall equity market has provided disappointing investment returns for the past 2 12 years. A turnaround for the remainder of the year will be contingent on several factors. The economy needs to maintain a strong growth pattern, which should lead to a much-needed rebound in corporate earnings. We also need to deal with the corporate scandals that are negatively impacting the investment markets. Addressing these factors should restore investor confidence and provide a more positive outlook for the stock market.

Bond funds have proven to be a safe haven so far in 2002. The average taxable bond fund earned 1.36% in the first half of the year. Compared to the double-digit negative returns reported by the average equity fund and to the very low yields currently being paid by money market funds, this return stacks up quite well.

Investment performance for the OneAmerica Funds, Inc. for the first half of 2002 was:
Value Portfolio                 3.6%   Tactical Asset Allocation Portfolio -8.0%
Money Market Portfolio          0.6%   Conservative Investor Portfolio     -1.0%
Investment Grade Bond Portfolio 2.1%   Moderate Investor Portfolio         -3.4%
Asset Director Portfolio        3.0%   Aggressive Investor Portfolio       -6.1%

The performance numbers for the OneAmerica Funds are net of investment advisory fees and other expenses paid by each portfolio but do not reflect specified contract charges and mortality and expense risk charges.

                      /s/R. Stephen Radcliffe
                      R. Stephen Radcliffe
                      Chairman of the Board of Directors and President OneAmerica Funds, Inc.

Indianapolis, Indiana
August 15, 2002
OneAmerica Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2002
(unaudited)
                                   Portfolio

                                                                      Investment          Asset
                                      Value        Money Market       Grade Bond         Director    Tactical Asset
Assets:
Investments at value            $  141,118,360   $  196,417,741   $   92,038,525    $  109,680,468  $   3,662,124
Capital stock sold                     199,845                -                -           134,900            219
Receivables for investments sold             -       32,500,000        1,478,009           739,005              -
Dividends and interest receivable      133,289          101,377          943,580           429,191         19,103
Other assets                            16,318           53,731           14,242            21,949          3,732
Deferred organization costs                  -                -                -                 -              -

Total assets                       141,467,812      229,072,849       94,474,356       111,005,513      3,685,178

Liabilities:
Capital stock required                       -       15,878,255          303,669                 -              -
Distribution payable                         -           19,965                -                 -              -
Payable for investments purchased            -       15,977,115        5,822,029         1,726,313              -
Accrued investment advisory fees        60,111           69,614           36,897            46,047          2,294
Other payables                               -                -           19,649             5,794              -
Accrued expenses                        85,942          105,830           40,012            72,048          3,820
Organization costs payable                   -                -                -                 -          1,320

Total liabilities                      146,053       32,050,779        6,222,256         1,850,202          7,434

Net Assets                    $    141,321,759   $  197,022,070  $    88,252,100    $  109,155,311   $  3,677,744


Shares outstanding                   7,411,610      197,022,070        8,072,634         7,348,273        347,756

Net asset value per share     $          19.07  $          1.00  $         10.93    $        14.86  $       10.58

Investments at cost           $    127,669,137  $   196,417,741  $    92,871,862    $  102,400,640  $   3,980,520


Analysis of Net Assets:
Proceeds from shares sold
and reinvested distributions  $    254,135,965  $ 3,077,319,854  $   223,369,164    $  171,266,903   $  9,622,804
Cost of shares redeemed           (130,847,982)  (2,880,297,784)    (136,442,613)      (72,846,847)    (5,499,481)
Undistributed net investment
income                                 610,308                -        2,400,209         1,213,849         34,717
Undistributed net realized
gain (loss)                          3,974,245                -         (241,323)        2,241,578       (161,900)
Unrealized appreciation
(depreciation)                      13,449,223                -         (833,337)        7,279,828       (318,396)

                             $     141,321,759  $   197,022,070  $    88,252,100    $  109,155,311   $  3,677,744


The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
STATEMENTS OF ASSETS AND LIABILITIES (continued)
June 30, 2002
(unaudited)
                                  LifeStyle Portfolios

                                        Conservative          Moderate           Aggressive
                                          Investor            Investor            Investor
Assets:
Investments at value                $     7,441,908     $     8,711,740      $    8,343,318
Capital stock sold                                -                   -                   -
Receivables for investments sold                  -                   -                   -
Dividends and interest receivable            47,225              45,037              22,352
Other assets                                  7,352               5,636               5,886
Deferred organization costs                   4,732               4,731               4,732

Total assets                              7,501,217           8,767,144           8,376,288

Liabilities:
Capital stock required                       39,471              34,554               5,068
Distribution payable                              -                   -                   -
Payable for investments purchased                 -                   -                   -
Accrued investment advisory fees             14,410              15,261              14,853
Other payables                                    -                   -                   -
Accrued expenses                             16,165              15,540              15,008
Organization costs payable                    3,881               3,881               3,881

Total liabilities                            73,927              69,236              38,810

Net Assets                         $      7,427,290     $     8,697,908      $    8,337,478


Shares outstanding                          780,659             985,885           1,014,945

Net asset value per share          $           9.51     $          8.82      $         8.22

Investments at cost                $      7,720,068     $     9,304,323      $    9,155,790


Analysis of Net Assets:
Proceeds from shares sold
and reinvested distributions       $     11,226,125     $    11,321,824      $   11,598,552
Cost of shares redeemed                  (3,447,317)         (1,604,222)         (1,733,470)
Undistributed net investment
income                                      121,480              89,639              69,394
Undistributed net realized
gain (loss)                                (194,838)           (516,750)           (784,526)
Unrealized appreciation
(depreciation)                             (278,160)           (592,583)           (812,472)

                                   $      7,427,290     $     8,697,908      $    8,337,478

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
STATEMENTS OF OPERATIONS
For the six months ended June 30, 2002
(unaudited)
                                   Portfolio

                                                                      Investment          Asset
                                      Value        Money Market       Grade Bond         Director    Tactical Asset


Investment income:
Income:
Dividends (net of foreign        $    871,780     $           -   $       (1,970)    $     492,316   $     17,954
taxes withheld of $8,598, $0,
$0, $4,699, and $0,
respectively)
Interest                               87,330         1,740,320        2,522,716         1,004,649         35,024

                                      959,110         1,740,320        2,520,746         1,496,965         52,978

Expenses:
Investment advisory fee               328,491           399,351          205,239           252,011         15,092
Custodian and service agent fee        21,430            53,113           26,842            25,188          1,486
Professional fees                      13,698            23,805           10,157            15,059          3,730
Amortization of deferred
organization costs                          -                 -                -                 -            182
Director fees                           1,365             4,149            1,090             1,137             48
Printing                                4,791             7,300            3,546             3,864           (415)
Other                                   3,314               407               92                92           (193)

Total expenses before
reduction                             373,089           488,125          246,966           297,351         19,930
Expense reduction                           -                 -                -                 -            (47)

                                      373,089           488,125          246,966           297,351         19,977


Net investment income                 586,021         1,252,195        2,273,780         1,199,614         33,001

Gain (loss) on investments:
Net realized gain (loss)
on investments                      3,913,422                 -           48,843         2,178,684       (241,700)
Net change in unrealized
appreciation (depreciation)
on investments                       (946,113)                -         (577,916)         (807,096)      (126,298)

Net gain (loss)                     2,967,309                 -         (529,073)        1,371,588       (367,998)

Net increase (decrease) in
Net assets from operations      $   3,553,330      $   1,252,195   $   1,744,707     $   2,571,202   $   (334,997)

The accompanying notes are an integral part of the financial statement.

OneAmerica Funds, Inc.
STATEMENTS OF OPERATIONS (continued)
For the six months ended June 30, 2002
(unaudited)
                                  LifeStyle Portfolios

                                        Conservative          Moderate           Aggressive
                                          Investor            Investor            Investor

Investment income:
Income:
Dividends (net of foreign            $      20,025      $      32,012        $       38,539
taxes withheld of $743, $1,657,
and $2,292,
respectively)
Interest                                   137,415             97,163                57,135

                                           157,440            129,175                95,674

Expenses:
Investment advisory fee                     29,213             29,798                28,861
Custodian and service agent fee             19,433             18,965                19,122
Professional fees                            4,025              3,972                 3,937
Amortization of deferred
organization costs                           2,781              2,781                 2,781
Director fees                                  249                227                   229
Printing                                      (653)              (687)                 (705)
Other                                          105                132                   134

Total expenses before
reduction                                   55,153             55,188                54,359
Expense reduction                           13,227             12,655                13,194

                                            41,926             42,533                41,165


Net investment income                      115,514             86,642                54,509

Gain (loss) on investments:
Net realized gain (loss)
on investments                              71,841            (10,818)              (53,858)
Net change in unrealized
appreciation (depreciation)
on investments                            (249,057)          (382,554)             (534,103)

Net gain (loss)                           (177,216)          (393,372)             (587,961)

Net increase (decrease) in
Net assets from operations           $     (61,702)    $     (306,730)       $     (533,452)

The accompanying notes are an integral part of the financial statement.

OneAmerica Funds, Inc.
STATEMENTS OF CHANGES IN NET ASSETS
                                                                          Portfolio

                                                        Value                                         Money Market
                                         Six months                                       Six months
                                       ended 6/30/02            Year ended                ended 6/30/02          Year ended
                                        (unaudited)            Dec. 31, 2001               (unaudited)          Dec. 31, 2001


Increase in net assets from operations:
Net investment income                $       586,021         $     1,326,627          $       1,252,195       $     5,911,886
Net realized gain (loss)                   3,913,422               4,167,303                          -                     -
Net change in unrealized
appreciation (depreciation)                 (946,113)              5,465,503                          -                     -

Net increase (decrease) in net assets
from operations                            3,553,330              10,959,433                  1,252,195             5,911,886


Dividends and distributions:
From net investment income                          -             (1,302,873)                (1,252,195)           (5,911,886)
From net realized gain                              -             (5,478,588)                         -                     -

Decrease                                            -             (6,781,461)                (1,252,195)           (5,911,886)


Shareholder transactions:
Proceeds from shares sold                  34,091,956             45,791,554                749,656,900         1,520,413,681
Reinvested distributions                            -              6,781,461                          -             4,416,579
Cost of shares redeemed                   (10,952,311)           (34,211,492)              (743,310,320)       (1,474,776,526)

Increase (decrease)                        23,139,645             18,361,523                  6,346,580            50,053,734


Net increase (decrease)                    26,692,975             22,539,495                  6,346,580            50,053,734
Net assets at beginning of year           114,628,784             92,089,289                190,675,490           140,621,756

Net assets at end of year           $     141,321,759       $    114,628,784         $      197,022,070     $     190,675,490


Shares sold                                 1,749,218              2,494,789                749,656,897         1,520,413,681
Reinvested distributions                            -                369,300                          -             4,416,579
Shares redeemed                              (569,540)            (1,873,160)              (743,310,317)       (1,474,776,526)


Net increase (decrease)                     1,179,678                990,929                  6,346,580            50,053,734
Shares outstanding at beginning of year     6,231,932              5,241,003                190,675,490           140,621,756

Shares outstanding at end of year           7,411,610              6,231,932                197,022,070           190,675,490

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                                                          Portfolio

                                                Investment Grade Bond                            Asset Director
                                         Six months                                       Six months
                                       ended 6/30/02            Year ended                ended 6/30/02          Year ended
                                        (unaudited)            Dec. 31, 2001               (unaudited)          Dec. 31, 2001


Increase in net assets from operations:
Net investment income               $      2,273,780      $        3,932,566        $         1,199,614      $      2,265,426
Net realized gain (loss)                      48,843                 814,703                  2,178,684             2,440,888
Net change in unrealized
appreciation (depreciation)                 (577,916)               (724,633)                  (807,096)            3,387,994

Net increase (decrease) in net assets
from operations                            1,744,707               4,022,636                  2,571,202             8,094,308


Dividends and distributions:
From net investment income                         -              (3,774,692)                         -            (2,238,198)
From net realized gain                             -                       -                          -            (3,019,324)

Decrease                                           -              (3,774,692)                         -            (5,257,522)


Shareholder transactions:
Proceeds from shares sold                 21,169,988              42,363,260                 18,957,911            18,383,244
Reinvested distributions                           -               3,774,692                          -             5,257,522
Cost of shares redeemed                  (12,930,741)            (23,064,275)                (3,469,462)           (4,373,460)

Increase (decrease)                        8,239,247              23,073,677                 15,488,449            19,267,306


Net increase (decrease)                    9,983,954              23,321,621                 18,059,651            22,104,092
Net assets at beginning of year           78,268,146              54,946,525                 91,095,660            68,991,568

Net assets at end of year         $       88,252,100     $        78,268,146        $       109,155,311     $      91,095,660



Shares sold                                1,947,651               3,833,558                  1,260,388             1,272,160
Reinvested distributions                           -                 354,664                          -               365,665
Shares redeemed                           (1,191,095)             (2,103,921)                  (233,386)             (302,634)


Net increase (decrease)                      756,556               2,084,301                  1,027,002             1,335,191
Shares outstanding at beginning of year    7,316,078               5,231,777                  6,321,271             4,986,080

Shares outstanding at end of year          8,072,634               7,316,078                  7,348,273             6,321,271

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                                                          Portfolio

                                                Tactical Asset                               Conservative Investor
                                         Six months                                       Six months
                                       ended 6/30/02            Year ended                ended 6/30/02          Year ended
                                        (unaudited)            Dec. 31, 2001               (unaudited)          Dec. 31, 2001


Increase in net assets from operations:
Net investment income               $         33,001         $       105,990         $          115,514        $      283,389
Net realized gain (loss)                    (241,700)                458,647                     71,841              (250,174)
Net change in unrealized
appreciation (depreciation)                 (126,298)               (430,091)                  (249,057)              121,094

Net increase (decrease) in net assets
from operations                             (334,997)                134,546                    (61,702)              154,309


Dividends and distributions:
From net investment income                         -                (104,819)                         -              (276,289)
From net realized gain                             -                (380,856)                         -                (7,677)

Decrease                                           -                (485,676)                         -              (283,966)


Shareholder transactions:
Proceeds from shares sold                    217,219                 927,259                    899,863               915,872
Reinvested distributions                           -                 356,994                          -               120,940
Cost of shares redeemed                     (898,630)               (442,196)                (1,905,747)             (253,498)

Increase (decrease)                         (681,411)                842,057                 (1,005,884)              783,314


Net increase (decrease)                   (1,016,408)                490,927                 (1,067,586)              653,657
Net assets at beginning of year            4,694,152               4,203,225                  8,494,876             7,841,219

Net assets at end of year         $        3,677,744       $       4,694,152        $         7,427,290       $     8,494,876



Shares sold                                   19,208                  72,834                     93,043                93,636
Reinvested distributions                           -                  31,123                          -                12,601
Shares redeemed                              (80,163)                (35,712)                  (196,318)              (25,686)


Net increase (decrease)                      (60,955)                 68,245                   (103,275)               80,551
Shares outstanding at beginning of year      408,711                 340,466                    883,934               803,383

Shares outstanding at end of year            347,756                 408,711                    780,659               883,934

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
STATEMENTS OF CHANGES IN NET ASSETS (continued)
                                                                          Portfolio

                                              Moderate Investor                                Aggressive Investor
                                         Six months                                       Six months
                                       ended 6/30/02            Year ended                ended 6/30/02          Year ended
                                        (unaudited)            Dec. 31, 2001               (unaudited)          Dec. 31, 2001



Increase in net assets from operations:
Net investment income                $        86,642         $       198,887         $           54,509        $      118,036
Net realized gain (loss)                     (10,818)               (484,222)                   (53,858)             (711,696)
Net change in unrealized
appreciation (depreciation)                 (382,554)                120,686                   (534,103)              158,717

Net increase (decrease) in net assets
from operations                             (306,730)               (164,649)                  (533,452)             (434,943)


Dividends and distributions:
From net investment income                          -               (195,049)                         -              (102,617)
From net realized gain                              -                 (7,029)                         -               (12,856)

Decrease                                            -               (202,078)                         -              (115,473)


Shareholder transactions:
Proceeds from shares sold                     988,241              1,223,057                    934,495             1,251,406
Reinvested distributions                            -                 89,024                          -                51,704
Cost of shares redeemed                      (248,655)              (469,569)                   (45,647)             (294,730)

Increase (decrease)                           739,586                842,512                    888,848             1,008,380


Net increase (decrease)                       432,856                475,785                    355,396               457,964
Net assets at beginning of year             8,265,052              7,789,267                  7,982,082             7,524,118

Net assets at end of year         $         8,697,908              8,265,052        $         8,337,478             7,982,082



Shares sold                                   108,285                130,698                    107,569               140,129
Reinvested distributions                            -                  9,754                          -                 5,909
Shares redeemed                               (27,328)               (50,724)                    (5,344)              (33,362)


Net increase (decrease)                        80,957                 89,728                    102,225               112,676
Shares outstanding at beginning of year       904,928                815,200                    912,720               800,044

Shares outstanding at end of year             985,885                904,928                  1,014,945               912,720

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
VALUE PORTFOLIO
June 30, 2002
(unaudited)
                                                         Market
        Description                    Shares            Value

Common Stock (90.3%)
 Aerospace (4.8%)
  Boeing Co.                            84,800     $    3,816,000
  Precision Castparts Corp.             87,600          2,890,800

                                                        6,706,800

 Apparel (10.3%)
  Columbia Sportswear Co.*              11,850            379,188
  Kellwood Co.                         135,000          4,387,500
  Liz Claiborne, Inc.                  117,100          3,723,780
  Reebok International *               132,500          3,908,750
  Wolverine World Wide, Inc.           118,600          2,069,570

                                                       14,468,788

 Automotive & Auto Parts (10.2%)
  Bandag, Inc.                          68,800          1,948,416
  Carlisle Companies, Inc.              99,100          4,457,518
  Ford Motor Co.                       147,200          2,355,200
  TBC Corp. *                          356,800          5,665,984

                                                       14,427,118

 Banks & Financial Services (6.9%)
  Bank One Corp.                        87,563          3,369,424
  Citigroup, Inc.                       71,621          2,775,314
  Washington Mutual, Inc.               97,327          3,611,805

                                                        9,756,543

 Cement & Aggregates (2.2%)
  Lafarge North America, Inc.           87,700          3,082,655

                                                        3,082,655

 Chemicals (1.7%)
  Dow Chemical                          68,900          2,368,782

                                                        2,368,782

 Computer Hardware & Software (5.0%)
  Autodesk, Inc.                       227,000          3,007,750
  Hewlett-Packard Co.                  182,308          2,785,666
  International Business
    Machines Corp.                      17,500          1,260,000

                                                        7,053,416

 Electrical Equipment & Electronics (6.7%)
  American Power Conversion *          147,700          1,865,451
  Baldor Electric Co.                  191,980          4,837,896
  Kemet Corp. *                        152,300          2,720,078

                                                        9,423,425


 Furniture (3.0%)
  Kimball International, Inc.
    Class "B"                           78,400    $     1,284,976
  La-Z-Boy, Inc.                       118,500          2,988,570

                                                        4,273,546

 Health Care & Pharmaceuticals (3.3%)
  McKesson HBOC, Inc.                   81,400          2,661,780
  Schering-Plough Corp.                 81,300          1,999,980

                                                        4,661,760

 Housing (2.8%)
  Fleetwood Enterprises, Inc. *        127,900          1,112,730
  Toll Brothers, Inc. *                 98,600          2,888,980

                                                        4,001,710

 Manufacturing (3.4%)
  Crane Co.                             76,100          1,931,418
  Trinity Industries                   141,400          2,929,808

                                                        4,861,226

 Metals & Mining (6.3%)
  AK Steel Holding Corp. *              98,400          1,260,504
  ALCOA, Inc.                           93,600          3,102,840
  Cleveland-Cliffs, Inc. *              87,300          2,409,480
  Phelps Dodge Corp. *                  52,300          2,154,760

                                                        8,927,584

 Oil & Oil Services (6.6%)
  Royal Dutch Petroleum Co.             66,000          3,647,820
  Tidewater, Inc.                       83,000          2,732,360
  Valero Energy Corp.                   77,000          2,881,340

                                                        9,261,520

 Paper & Forest Products (1.9%)
  Wausau-Mosinee Paper Corp.           225,100          2,712,455

                                                        2,712,455

 Retail (2.8%)
  Longs Drug Stores, Inc.              139,400          3,943,626

                                                        3,943,626

 Telecommunications Services
  & Equipment (4.0%)
  Scientific-Atlanta, Inc.             116,200          1,911,490
  Sprint Corp. (FON Group)             150,900          1,601,049
  Telefonos de Mexico
    Class "L" - ADR                     66,800          2,142,944

                                                        5,655,483

(continued on next page)

*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
VALUE PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Market
        Description                    Shares            Value

Common Stock (90.3%) (continued)
 Transportation (4.3%)
  Alexander & Baldwin, Inc.            135,300     $    3,454,209
  Norfolk Southern Corp.               109,400          2,557,772

                                                        6,011,981

 Miscellaneous (4.1%)
  Brunswick Corp.                       97,100          2,718,800
  Outback Steakhouse, Inc.*             86,550          3,037,905

                                                        5,756,705

  Total common stock (cost: 113,905,865)              127,355,123


Money Market Mutual Funds (3.8%)
 Federated Investors Prime Obligation 5,426,287         5,426,287


Total money market mutual funds (cost: $5,426,287)      5,426,287

                                                       Interest        Maturity        Principal           Market
        Description                                      Rate            Date            Amount            Value


Short-Term Notes and Bonds (2.1%)
  Prudential Funding Corp.                              1.765%         07/23/02   $     1,500,000    $    1,498,365
  Wells Fargo Financial, Inc.                           1.775%         07/12/02         1,500,000         1,499,175


Total short-term notes and bonds (cost: $2,997,575)                                                       2,997,540


Cash and Cash Equivalents (3.8%)
  BONY Cash Reserve                                                                     5,339,410         5,339,410


  Total cash and cash equivalents (cost: $5,339,410)                                                      5,339,410


Total Investments (cost: $127,669,137)                                                               $  141,118,360

*does not pay cash dividends
Percentages shown are based on total investments at market value.
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Short-Term Notes (93.7%)
 U.S. Government & Agency Obligations (66.8%)
  Federal Farm Credit Bank Discount Notes                 1.674%       08/06/02   $    8,000,000    $     7,986,640
  Federal Farm Credit Bank Discount Notes                 1.727%       08/07/02        7,000,000          6,987,625
  Federal Farm Credit Bank Discount Notes                 1.718%       08/12/02        7,500,000          7,485,038
  Federal Farm Credit Bank Discount Notes                 1.644%       08/19/02        4,500,000          4,489,955
  Federal Farm Credit Bank Discount Notes                 1.707%       08/26/02        8,000,000          7,978,844
  Federal Farm Credit Bank Discount Notes                 1.717%       07/26/02        4,500,000          4,494,656
  Federal Home Loan Bank Discount Notes                   1.697%       08/01/02        3,500,000          3,494,907
  Federal Home Loan Bank Discount Notes                   1.677%       08/21/02        6,000,000          5,985,805
  Federal Home Loan Bank Discount Notes                   1.677%       09/03/02        3,000,000          2,991,093
  Federal Home Loan Bank Discount Notes                   1.718%       09/09/02        6,000,000          5,980,050
  Federal Home Loan Bank Discount Notes                   1.678%       09/23/02        3,000,000          2,988,310
  Federal Home Loan Bank Discount Notes                   1.870%       07/01/02        6,000,000          6,000,000
  Federal Home Loan Bank Discount Notes                   1.768%       07/12/02        6,000,000          5,996,773
  Federal Home Loan Bank Discount Notes                   1.717%       07/23/02        8,500,000          8,491,118
  Federal National Mortgage Association Discount Notes    1.698%       09/18/02        5,000,000          4,981,457
  Federal National Mortgage Association Discount Notes    1.697%       09/26/02        5,000,000          4,979,579
  Federal National Mortgage Association Discount Notes    1.707%       07/31/02        5,000,000          4,992,917
  Federal National Mortgage Association Discount Notes    1.686%       08/07/02        5,000,000          4,991,367
  Federal National Mortgage Association Discount Notes    1.717%       08/14/02        3,500,000          3,492,685
  Federal National Mortgage Association Discount Notes    1.697%       08/28/02        7,000,000          6,980,941
  Federal National Mortgage Association Discount Notes    1.710%       09/03/02        6,500,000          6,480,356
  Federal National Mortgage Association Discount Notes    1.730%       09/09/02        6,000,000          5,979,933
  Federal National Mortgage Association Discount Notes    1.808%       07/03/02        7,000,000          6,999,300

                                                                                                        131,229,349

Corporate Obligations (26.9%)
 Banking (2.0%)
  Citicorp, Inc.                                          1.764%       07/12/02        4,000,000          4,000,000

                                                                                                          4,000,000

 Consumer Finance (2.5%)
  Wells Fargo Financial                                   1.746%       07/03/02        5,000,000          5,000,000

                                                                                                          5,000,000

 Electrical Equipment (7.7%)
  Emerson Electric Co.                                    1.980%       07/01/02        5,000,000          5,000,000
  Emerson Electric Co.                                    1.774%       07/03/02        4,000,000          3,999,607
  Siemens Capital Corp.                                   1.702%       07/18/02        6,000,000          5,995,183

                                                                                                         14,994,790

 Information Technology (3.2%)
  IBM Credit Corp.                                       1.808%        07/19/02        2,000,000          2,000,000
  IBM Credit Corp.                                       1.705%        07/19/02        4,000,000          4,000,000

                                                                                                          6,000,000

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Short-Term Notes (93.7%) (continued)
 Insurance (2.0%)
  Prudential Funding Corp.                               1.768%        08/19/02   $   4,000,000   $       4,000,000

                                                                                                          4,000,000

 Integrated Oil (2.5%)
  ChevronTexaco Corp.                                    1.777%        07/15/02       5,000,000           5,000,000

                                                                                                          5,000,000

 Pharmaceutical (2.0%)
  Pfizer, Inc.                                           1.723%        07/15/02       4,000,000           3,997,324

                                                                                                          3,997,324

 Telecommunications (2.5%)
  Verizon Global Funding                                 1.852%        09/20/02       5,000,000           4,979,300

                                                                                                          4,979,300

 Transport Services (2.5%)
  United Parcel Service of America, Inc.                 1.759%        09/03/02       5,000,000           4,984,444

                                                                                                          4,984,444



  Total short-term notes (cost: $184,185,207)                                                           184,185,207


                                                                                                           Market
        Description                                                                     Shares             Value

Money Market Mutual Funds (5.9%)
  Dreyfus Masternote Account                                                          5,792,040    $      5,792,040
  Federated Investors Prime Obligation                                                5,750,531           5,750,531


Total money market mutual funds (cost: $11,542,571)                                                      11,542,571


Cash and Cash Equivalents (0.4%)
  BONY Cash Reserve                                                                     689,963             689,963


Total cash and cash equivalents (cost: $689,963)                                                            689,963



Total Investments (cost: $196,417,741)                                                             $    196,417,741

Percentages shown are based on total investments at market value.
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Long-Term Notes and Bonds (92.0%)
 U.S. Government & Agency Obligations (17.9%)
  Federal National Mortgage Association MTN               7.250%       05/15/30   $     550,000      $      626,295
  Federal Home Loan Mortgage Corp. MTN                    5.500%       07/15/06         800,000             839,868
  Federal Home Loan Mortgage Corp. MTN                    7.000%       03/15/10         500,000             559,530
  U.S. Treasury Bonds                                     8.000%       11/15/21       1,150,000           1,470,918
  U.S. Treasury Notes                                     7.500%       02/15/05       1,100,000           1,217,733
  U.S. Treasury Notes                                     5.625%       02/15/06       2,100,000           2,236,962
  U.S. Treasury Notes                                     3.500%       11/15/06       2,750,000           2,700,995
  U.S. Treasury Notes                                     4.375%       05/15/07       1,900,000           1,926,125
  U.S. Treasury Notes                                     4.875%       02/15/12       1,150,000           1,154,313
  U.S. Treasury Notes                                     7.250%       05/15/16       2,525,000           2,975,839
  U.S. Treasury Notes                                     6.750%       08/15/26         700,000             796,796

                                                                                                         16,505,374


 Mortgage-Backed and Asset-Backed Securities (44.7%)
  Federal National Mortgage Association CMO 2001-31TB     6.000%       05/25/23       1,000,000           1,047,100
  Federal Home Loan Mortgage Corp. Gold Pool #E00543      6.000%       04/01/13         127,623             131,152
  Federal Home Loan Mortgage Corp. Gold Pool #G10817      6.000%       06/01/13         378,991             389,470
  Federal Home Loan Mortgage Corp. Gold Pool #E71048      6.000%       07/01/13          16,837              17,302
  Federal Home Loan Mortgage Corp. Gold Pool #E00565      6.000%       08/01/13         282,475             290,285
  Federal Home Loan Mortgage Corp. Gold Pool #E72468      5.500%       10/01/13         435,747             439,555
  Federal Home Loan Mortgage Corp. Gold Pool #E77035      6.500%       05/01/14         399,361             415,271
  Federal Home Loan Mortgage Corp. Gold Pool #E77962      6.500%       07/01/14         622,276             647,068
  Federal Home Loan Mortgage Corp. Gold Pool #E78727      6.500%       10/01/14          22,837              23,747
  Federal Home Loan Mortgage Corp. Gold Pool #E00957      6.000%       02/01/16         891,349             911,814
  Federal Home Loan Mortgage Corp. Gold Pool #E82543      6.500%       03/01/16       1,338,928           1,390,182
  Federal Home Loan Mortgage Corp. Gold Pool #E01007      6.000%       08/01/16         450,699             461,047
  Federal Home Loan Mortgage Corp. Gold Pool #E85127      6.000%       08/01/16         472,861             483,717
  Federal Home Loan Mortgage Corp. Gold Pool #E85353      6.000%       09/01/16         547,639             560,212
  Federal Home Loan Mortgage Corp. Gold Pool #C14364      6.500%       09/01/28         322,781             330,535
  Federal Home Loan Mortgage Corp. Gold Pool #C14872      6.500%       09/01/28         100,894             103,317
  Federal Home Loan Mortgage Corp. Gold Pool #C20300      6.500%       01/01/29         730,547             748,095
  Federal Home Loan Mortgage Corp. Gold Pool #C28221      6.500%       06/01/29         245,688             251,513
  Federal Home Loan Mortgage Corp. Gold Pool #G01091      7.000%       12/01/29         595,220             617,493
  Federal Home Loan Mortgage Corp. Gold Pool #C35377      7.000%       01/01/30         246,313             255,530
  Federal Home Loan Mortgage Corp. Gold Pool #C41636      8.000%       08/01/30         208,231             221,408
  Federal Home Loan Mortgage Corp. Gold Pool #C01086      7.500%       11/01/30       1,426,563           1,498,162
  Federal Home Loan Mortgage Corp. Gold Pool #C01302      6.500%       11/01/31         810,532             828,226
  Federal Home Loan Mortgage Corp. Gold Pool #C01271      6.500%       12/01/31       1,148,644           1,173,719
  Federal Home Loan Mortgage Corp. Gold Pool #C64936      6.500%       03/01/32         991,243           1,012,882
  Federal Home Loan Mortgage Corp. Gold Pool #C65674      7.000%       03/01/32         698,355             724,048
  Federal Home Loan Mortgage Corp. Gold Pool TBA          6.500%       07/01/32       3,000,000           3,060,930
  Federal Home Loan Mortgage Corp.
    Series 2114 Class QD CMO                              5.750%       06/15/21       1,000,000           1,036,560
  Federal Home Loan Mortgage Corp.
    Series 2115 Class PL CMO                              6.000%       11/15/10       1,200,000           1,257,744
  Federal Home Loan Mortgage Corp.
    Series 2315 Class OT CMO                              5.500%       09/15/23         850,000             873,902

(continued on next page)
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Long-Term Notes and Bonds (92.0%) (continued)
 Mortgage-Backed and Asset-Backed Securities (44.7%) (continued)
  Federal Home Loan Mortgage Corp.
    Series 2368 Class PM CMO                              6.000%       10/15/25   $     800,000     $       818,279
  Federal Home Loan Mortgage Corp.
    Series 2370 Class PC CMO                              6.000%       07/15/30        1,000,000            992,810
  Federal Home Loan Mortgage Corp.
    Series 2424 Class OG CMO                              6.000%       03/15/17        1,000,000          1,009,061
  FNMA Pool #253798                                       6.000%       05/01/16           22,759             23,250
  FNMA Pool #572020                                       6.000%       04/01/16          621,681            635,084
  FNMA Pool #578974                                       6.000%       05/01/16          807,525            824,936
  FNMA Pool #579332                                       6.000%       04/01/31          873,895            872,934
  FNMA Pool #580076                                       6.000%       09/01/31        1,106,866          1,105,648
  FNMA Pool #585097                                       6.000%       05/01/16          914,658            934,378
  FNMA Pool #582025                                       6.000%       05/01/31          393,998            393,564
  FNMA Pool #584953                                       7.500%       06/01/31          284,100            298,393
  FNMA Pool #611524                                       6.000%       10/01/31          930,163            929,140
  FNMA Pool #630147                                       6.000%       02/01/32          983,834            982,752
  GNMA Pool #424739                                       7.500%       05/15/26          159,858            170,166
  GNMA Pool #415539                                       8.000%       07/15/27           79,447             84,819
  GNMA Pool #443216                                       8.000%       07/15/27          199,702            213,204
  GNMA Pool #452827                                       7.500%       02/15/28          204,142            216,860
  GNMA Pool #529534                                       8.000%       08/15/30          220,395            234,609
  GNMA Pool #511723                                       7.500%       10/15/30          779,725            823,179
  GNMA Pool #479743                                       7.500%       11/15/30          614,269            648,502
  GNMA Pool #511778                                       7.500%       11/15/30          353,920            373,644
  GNMA Pool #540356                                       7.000%       05/15/31        1,372,680          1,427,629
  GNMA Pool #22708                                        6.500%       01/15/32        1,500,000          1,530,000
  GNMA Pool #570323                                       6.000%       02/15/32        1,000,000          1,000,790
  GNMA Pool TBA                                           6.000%       07/01/32          800,000            799,000
  MSDWC 00-1345                                           7.576%       09/03/10          500,000            545,010
  PSE&G Transition Funding, LLC 2001-1-A3                 5.980%       06/15/08        1,000,000          1,059,248
  Vendee Mortage Trust                                    6.500%       05/15/08          915,957            959,415

                                                                                                         41,108,290

Corporate Obligations (29.4%)
 Aerospace (0.6%)
  Lockheed Martin                                         7.250%       05/15/06          500,000            541,275

                                                                                                            541,275

 Banking (0.9%)
  Bank One Illinois                                       5.500%       03/26/07          800,000            820,696

                                                                                                            820,696

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Long-Term Notes and Bonds (92.0%) (continued)
Corporate Obligations (29.4%) (continued)
 Business Finance (1.7%)
  Citigroup, Inc.                                        5.700%        02/06/04   $     500,000    $       517,795
  General Electric Capital Corp.                         6.000%        06/15/12         700,000            702,401
  Newcourt Credit Corp.                                  7.125%       12/17/03          400,000            389,720

                                                                                                         1,609,916
 Chemicals (2.0%)
  Equistar Chemicals LP                                  8.750%        02/15/09         600,000            524,694
  ICI Wilmington                                         6.750%        09/15/02         600,000            603,600
  Praxair, Inc.                                          6.750%        03/01/03         700,000            714,532

                                                                                                         1,842,826

 Consumer Non-Durables (1.4%)
  Anheuser-Busch Cos., Inc.                              6.750%        12/15/27         400,000            416,376
  Conagra, Inc.                                          6.750%        09/15/11         800,000            842,216

                                                                                                         1,258,592

 Consumer Services (0.9%)
  Service Corp. International                            6.875%        10/01/07         900,000            816,750

                                                                                                           816,750

 Electric Utility (2.3%)
  AES Corp.                                              9.375%        09/15/10         500,000            322,500
  Dominion Resources                                     7.050%        03/15/05         600,000            583,738
  Entergy Mississippi                                    7.750%        02/15/03         700,000            717,416
  Hydro-Quebec                                           8.050%        07/07/24         400,000            478,688

                                                                                                         2,102,342

 Energy (2.2%)
  Conoco Funding Co.                                     6.350%        10/15/11         600,000            622,758
  Devon Energy Corp.                                     7.950%        04/15/32         700,000            755,228
  Mirant Americas Generation, Inc.                       9.125%        05/01/31         500,000            360,000
  Union Pacific Resources                                7.050%        05/15/18         300,000            301,362

                                                                                                         2,039,348

 Finance Company (2.7%)
  Ford Motor Credit Corp.                                7.600%        08/01/05         500,000            524,200
  Ford Motor Credit Corp.                                7.250%        10/25/11         300,000            299,811
  General Motors Acceptance Corp.                        6.875%        09/15/11         650,000            644,293
  PEMEX Finance                                          9.140%        08/15/04         500,000            529,932
  PEMEX Master Trust                                     7.875%        02/01/09         500,000            500,000

                                                                                                         2,498,236

 Health Care (0.6%)
  Beckman Coulter                                        7.450%        03/04/08         500,000            538,025

                                                                                                           538,025

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Long-Term Notes and Bonds (92.0%) (continued)
Corporate Obligations (29.4%) (continued)
 Industrial (1.2%)
  Johnson Controls                                       5.000%        11/15/06   $     500,000   $       497,359
  Reed Elsevier Capital                                  6.125%        08/01/06         600,000           625,740

                                                                                                        1,123,099
 Insurance (1.2%)
  Nationwide Financial Services                          6.250%        11/15/11         700,000           714,259
  Protective Life Insurance                              5.875%        08/15/06         400,000           412,548

                                                                                                        1,126,807

 Media (1.3%)
  AOL Time Warner, Inc.                                  6.875%        05/01/12         800,000           735,504
  Cox Entertainment                                      8.000%        02/15/07         500,000           498,025

                                                                                                        1,233,529

 Other Finance (1.3%)
  ERAC USA                                               6.375%        05/15/03         500,000           507,485
  Household Finance Corp.                                6.500%        01/24/06         500,000           508,695
  Osprey Trust *                                         0.000%        01/15/03       1,000,000           192,500

                                                                                                        1,208,680

 Paper & Packaging (2.6%)
  Abitibi-Consolidated                                   8.850%        08/01/30         700,000           683,298
  Pactiv Corp.                                           8.125%        06/15/17         750,000           855,676
  Weyerhaeuser Co.                                       6.750%        03/15/12         800,000           822,504

                                                                                                        2,361,478

 Real Estate Investment Trust (REIT) (0.6%)
  Simon Property Group, Inc.                             6.750%        02/09/04         500,000           518,665

                                                                                                          518,665

 Telecommunications (2.3%)
  GTE Corp.                                              6.940%        04/15/28         500,000           438,280
  Qwest Corp.                                            8.875%        03/15/12         500,000           450,800
  Sprint Capital Corp.                                   5.700%        11/15/03         300,000           277,041
  Sprint Capital Corp.                                   8.750%        03/15/32         600,000           452,194
  U.S. West Capital Funding                              6.250%        07/15/05         500,000           330,000
  Worldcom, Inc.*                                        0.000%        01/15/06         500,000            80,000
  Worldcom, Inc.*                                        0.000%        05/15/06         300,000            48,000

                                                                                                        2,076,315

(continued on next page)
*Non-income producing.
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Long-Term Notes and Bonds (92.0%) (continued)
Corporate Obligations (29.4%) (continued)
 Transportation (1.1%)
  Continental Airlines 1999-01A-A EETC                   6.545%        08/02/20   $     539,371     $     518,281
  United Airlines                                        7.186%        04/01/11         490,788           448,532

                                                                                                          966,813

 Miscellaneous (2.5%)
  Morgan Stanley Tracers                                 5.894%        03/01/07       1,200,000         1,223,659
  Morgan Stanley Tracers                                 7.187%        09/15/11       1,152,000         1,191,568

                                                                                                        2,415,227


  Total corporate obligations                                                                          27,098,619



Total long-term notes and bonds (cost: $85,073,198)                                                    84,712,283

                                                                                                         Market
        Description                                                                      Shares          Value

Money Market Mutual Funds (3.2%)
Federated Investors Prime Obligation                                                  2,914,206    $    2,914,206


Total money market mutual funds (cost: $2,914,206)                                                      2,914,206

Mutual Funds (2.1%)
Federated High Yield Fund                                                               353,992         1,957,576


  Total mutual funds (cost: $2,429,998)                                                                 1,957,576

Cash and Cash Equivalents (2.7%)
  BONY Cash Reserve                                                                   2,454,460         2,454,460


Total cash and cash equivalents (cost: $2,454,460)                                                      2,454,460



Total Investments (cost: $92,871,862)                                                             $    92,038,525


Percentages shown are based on total investments at market value.
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO
June 30, 2002
(unaudited)
                                                         Market
        Description                    Shares            Value

Common Stock (64.5%)
 Aerospace (3.4%)
  Boeing Co.                           47,700    $     2,146,500
  Precision Castparts Corp.            49,000          1,617,000

                                                       3,763,500

 Apparel (7.4%)
  Columbia Sportswear Co.*              5,200            166,395
  Kellwood Co.                         72,500          2,356,250
  Liz Claiborne, Inc.                  65,000          2,067,000
  Reebok International *               74,100          2,185,950
  Wolverine World Wide, Inc.           69,100          1,205,795

                                                       7,981,390

 Automotive & Auto Parts (7.2%)
  Bandag, Inc.                         36,700          1,039,344
  Carlisle Companies, Inc.             54,800          2,464,904
  Ford Motor Co.                       82,700          1,323,200
  TBC Corp. *                         186,900          2,967,972

                                                       7,795,420

 Banks & Financial Services (4.9%)
  Bank One Corp.                       48,785          1,877,247
  Citigroup, Inc.                      40,028          1,551,085
  Washington Mutual, Inc.              52,057          1,931,835

                                                       5,360,167

 Cement & Aggregates (1.5%)
  Lafarge North America, Inc.          47,400          1,666,110

                                                       1,666,110

 Chemicals (1.2%)
  Dow Chemical                         38,700          1,330,506

                                                       1,330,506

 Computer Hardware & Software (3.5%)
  Autodesk, Inc.                      125,450         1,662,213
  Hewlett-Packard Co.                  95,887         1,465,153
  International Business
    Machines Corp.                     10,400           748,800

                                                      3,876,166

 Electrical Equipment & Electronics (4.8%)
  American Power Conversion*          86,500          1,092,495
  Baldor Electric Co.                106,200          2,676,240
  Kemet Corp.*                        85,400          1,525,244

                                                      5,293,979


 Furniture (2.2%)
  Kimball International, Inc.
    Class "B"                         43,300     $      709,687
  La-Z-Boy, Inc.                      68,250          1,721,265

                                                      2,430,952

 Health Care & Pharmaceuticals (2.4%)
  McKesson HBOC, Inc.                 46,700          1,527,090
  Schering-Plough Corp.               45,600          1,121,760

                                                      2,648,850

 Housing (2.0%)
  Fleetwood Enterprises, Inc.*        73,600            640,320
  Toll Brothers, Inc.*                54,800          1,605,640

                                                      2,245,960

 Manufacturing (2.5%)
  Crane Co.                           43,300          1,098,954
  Trinity Industries                  78,600          1,628,592

                                                      2,727,546

 Metals & Mining (4.5%)
  AK Steel Holding Corp. *            61,500            787,815
  ALCOA, Inc.                         50,200          1,664,130
  Cleveland-Cliffs, Inc. *            45,500          1,255,800
  Phelps Dodge Corp. *                29,700          1,223,640

                                                      4,931,385

 Oil & Oil Services (4.7%)
  Royal Dutch Petroleum Co.           37,500          2,072,625
  Tidewater, Inc.                     46,400          1,527,488
  Valero Energy Corp.                 41,600          1,556,672

                                                      5,156,785

 Paper & Forest Products (1.4%)
  Wausau-Mosinee Paper Corp.         130,400          1,571,320

                                                      1,571,320

 Retail (2.0%)
  Longs Drug Stores, Inc.             77,300          2,186,817

                                                      2,186,817

 Telecommunications Services
  & Equipment (2.9%)
  Scientific-Atlanta, Inc.            63,500          1,044,575
  Sprint Corp. (FON Group)            87,300            926,253
  Telefonos de Mexico
    Class "L" - ADR                   38,700          1,241,496

                                                      3,212,324

(continued on next page)
*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO
June 30, 2002
(unaudited)
                                                         Market
        Description                    Shares            Value

Common Stock (64.5%) (continued)
 Transportation (3.1%)
  Alexander & Baldwin, Inc.            74,500     $    1,901,985
  Norfolk Southern Corp.               63,400          1,482,292

                                                       3,384,277

 Miscellaneous (2.9%)
  Brunswick Corp.                      53,900          1,509,200
  Outback Steakhouse, Inc.*            46,200          1,621,620

                                                       3,130,820

Total common stock (cost: $63,138,815)                70,694,274

                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Long-Term Notes and Bonds (30.8%)
 U.S. Government & Agency Obligations (6.3%)
  Federal National Mortgage Association MTN               5.750%       04/15/03    $     200,000     $     205,628
  Federal National Mortgage Association MTN               5.000%       01/15/07          300,000           308,187
  U.S. Treasury Bonds                                     8.000%       11/15/21          200,000           255,812
  U.S. Treasury Notes                                     4.750%       02/15/04          750,000           775,860
  U.S. Treasury Notes                                     3.500%       11/15/06        1,800,000         1,767,924
  U.S. Treasury Notes                                     4.375%       05/15/07          900,000           912,375
  U.S. Treasury Notes                                     9.125%       05/15/09          375,000           417,626
  U.S. Treasury Notes                                     7.250%       05/15/16        1,125,000         1,325,869
  U.S. Treasury Notes                                     6.750%       08/15/26          100,000           113,828
  U.S. Treasury Notes                                     6.250%       05/15/30          400,000           433,296
  U.S. Treasury Notes                                     5.375%       02/15/31          350,000           342,724

                                                                                                         6,859,129


 Mortgage-Backed and Asset-Backed Securities (14.9%)
  Federal Home Loan Mortgage Corp. Gold Pool #E00543     6.000%        04/01/13          262,190           269,439
  Federal Home Loan Mortgage Corp. Gold Pool #E77962     6.500%        07/01/14          388,923           404,417
  Federal Home Loan Mortgage Corp. Gold Pool #E00878     6.500%        07/01/15          293,088           304,307
  Federal Home Loan Mortgage Corp. Gold Pool #E01007     6.000%        08/01/16          450,699           461,047
  Federal Home Loan Mortgage Corp. Gold Pool #E85127     6.000%        08/01/16          378,288           386,974
  Federal Home Loan Mortgage Corp. Gold Pool #E85353     6.000%        09/01/16          547,639           560,212
  Federal Home Loan Mortgage Corp. Gold Pool #C14872     6.500%        09/01/28          377,657           386,729
  Federal Home Loan Mortgage Corp. Gold Pool #C01086     7.500%        11/01/30          310,123           325,688
  Federal Home Loan Mortgage Corp. Gold Pool #C01302     6.500%        11/01/31          286,070           292,314
  Federal Home Loan Mortgage Corp. Gold Pool #C01271     6.500%        12/01/31          598,252           611,312
  Federal Home Loan Mortgage Corp. Gold Pool #C65674     7.000%        03/01/32          199,530           206,870
  Federal Home Loan Mortgage Corp. Gold Pool #C65255     6.500%        03/01/32          489,276           499,957
  Federal Home Loan Mortgage Corp. Gold Pool #C67071     6.500%        05/01/32          499,342           510,242
  Federal Home Loan Mortgage Corp. Gold Pool TBA         6.500%        07/01/32        1,000,000         1,020,310
  Federal Home Loan Mortgage Corp.
    Series 2114 Class QD CMO                             5.750%        06/15/21          700,000           725,592

(continued on next page)
*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Long-Term Notes and Bonds (30.8%) (continued)
 Mortgage-Backed and Asset-Backed Securities (14.9%) (continued)
  Federal Home Loan Mortgage Corp.
    Series 2115 Class PL CMO                              6.000%       11/15/10    $     400,000     $    419,248
  Federal Home Loan Mortgage Corp.
    Series 2315 Class OT CMO                              5.500%       09/15/23          300,000          308,436
  Federal Home Loan Mortgage Corp.
    Series 2368 Class PM CMO                              6.000%       10/15/25          300,000          306,855
  Federal Home Loan Mortgage Corp.
    Series 2370 Class PC CMO                              6.000%       07/15/30          300,000          297,843
  Federal Home Loan Mortgage Corp.
    Series 2424 Class OG CMO                              6.000%       03/15/17          500,000          504,531
  FNMA Pool #574922                                       6.000%       04/01/16           35,517           36,283
  FNMA Pool #579170                                       6.000%       04/01/16          485,375          495,839
  FNMA Pool #579950                                       6.000%       05/01/31          437,422          436,941
  FNMA Pool #580076                                       6.000%       09/01/31          192,498          192,287
  FNMA Pool #584953                                       7.500%       06/01/31          227,280          238,714
  FNMA Pool #630147                                       6.000%       02/01/32          295,150          294,825
  GNMA Pool #422407                                       6.500%       01/15/26           57,994           59,645
  GNMA Pool #425983                                       6.500%       03/15/26          182,347          187,198
  GNMA Pool #424578                                       6.500%       04/15/26          291,639          299,396
  GNMA Pool #431962                                       6.500%       05/15/26          206,362          211,851
  GNMA Pool #436741                                       7.500%       01/15/27          181,819          193,542
  GNMA Pool #443216                                       8.000%       07/15/27          104,464          111,527
  GNMA Pool #451312                                       8.000%       07/15/27           47,853           51,088
  GNMA Pool #479743                                       7.500%       11/15/30          614,269          648,503
  GNMA Pool #511778                                       7.500%       11/15/30          353,920          373,644
  GNMA Pool #542083                                       7.000%       01/15/31          672,274          699,185
  GNMA Pool #555179                                       7.000%       12/15/31          989,261        1,028,861
  GNMA Pool #22708                                        6.500%       01/15/32          700,000          714,000
  GNMA Pool #570323                                       6.000%       02/15/32          400,000          400,316
  MSDWC 00-1345                                           7.576%       09/03/10          300,000          327,006
  PSE&G Transition Funding, LLC 2001-1-A3                 5.980%       06/15/08          600,000          635,549

                                                                                                       16,438,523


Corporate Obligations (9.6%)
 Aeorspace (0.4%)
  Lockheed Martin                                         7.250%       05/15/06          400,000          433,020

                                                                                                          433,020

 Banks & Financial (0.6%)
  Bank One Illinois                                       5.500%       03/26/07          200,000          205,174
  General Electric Capital Corp.                          6.000%       06/15/12          500,000          501,715

                                                                                                          706,889

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Long-Term Notes and Bonds (30.8%) (continued)
Corporate Obligations (9.6%) (continued)
 Business Finance (0.3%)
  Citigroup, Inc.                                         5.700%       02/06/04   $      200,000    $     207,118
  Newcourt Credit Corp.                                   7.125%       12/17/03          150,000          146,145

                                                                                                          353,263

 Chemicals (0.5%)
  Equistar Chemicals LP                                   8.750%       02/15/09          200,000          174,898
  ICI Wilmington                                          6.750%       09/15/02          400,000          402,400

                                                                                                          577,298
 Consumer Non-Durables (0.6%)
  Anheuser-Busch Cos., Inc.                               6.750%       12/15/27          450,000          468,423
  Conagra, Inc.                                           6.750%       09/15/11          200,000          210,554

                                                                                                          678,977
 Consumer Services (0.2%)
  Service Corp. International                             6.875%       10/01/07          200,000          181,500

                                                                                                          181,500
 Electric Utility (0.6%)
  Dominion Resources                                      7.050%       03/15/05          400,000          389,158
  Hydro-Quebec                                            8.050%       07/07/24          250,000          299,180

                                                                                                          688,338

 Energy (0.6%)
  Conoco Funding Co.                                      6.350%       10/15/11          200,000          207,586
  Union Pacific Resources                                 7.050%       05/15/18          250,000          251,135
  Devon Energy Corp.                                      7.950%       04/15/32          200,000          215,779

                                                                                                          674,500

 Finance Company (0.9%)
  Ford Motor Credit Corp.                                 7.600%       08/01/05          150,000          157,260
  Ford Motor Credit Corp.                                 7.250%       10/25/11          200,000          199,874
  General Motors Acceptance Corp.                         6.875%       09/15/11          100,000           99,122
  PEMEX Finance                                           9.140%       08/15/04          200,000          211,973
  Pemex Master Trust                                      7.875%       02/01/09          300,000          300,000

                                                                                                          968,229

 Health Care (0.1%)
  Beckman Coulter                                         7.450%       03/04/08          150,000          161,408

                                                                                                          161,408

 Industrial (0.6%)
  Johnson Controls                                        5.000%       11/15/06          200,000          198,943
  Reed Elsevier Capital                                   6.125%       08/01/06          400,000          417,160

                                                                                                          616,103

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Long-Term Notes and Bonds (30.2%) (continued)
Corporate Obligations (9.6%) (continued)
 Insurance (0.6%)
  Nationwide Financial Services                           6.250%       11/15/11    $     300,000    $      306,111
  Protective Life Insurance                               5.875%       08/15/06          300,000           309,411

                                                                                                           615,522

 Media (0.4%)
  AOL Time Warner, Inc.                                   6.875%       05/01/12          200,000           183,876
  Cox Entertainment                                       8.000%       02/15/07          300,000           298,815

                                                                                                           482,691

 Other Finance (0.6%)
  ERAC USA                                                6.375%       05/15/03          260,000           263,892
  Household Finance Corp.                                 6.500%       01/24/06          300,000           305,217
  Osprey Trust *                                          0.000%       01/15/03          350,000            67,375

                                                                                                           636,484

 Paper & Packaging (0.4%)
  Abitibi-Consolidated                                    8.850%       08/01/30          200,000           195,228
  Weyerhaeuser Co.                                        6.750%       03/15/12          200,000           205,626

                                                                                                           400,854

 Real Estate Investment Trust (REIT) (0.1%)
  Simon Property Group, Inc.                              6.750%       02/09/04          150,000           155,600

                                                                                                           155,600

 Telecommunications (1.2%)
  GTE Corp.                                               6.940%       04/15/28          350,000           306,796
  Qwest Corp.                                             8.875%       03/15/12          400,000           360,640
  Sprint Capital Corp.                                    5.700%       11/15/03          200,000           184,694
  Sprint Capital Corp.                                    8.750%       03/15/32          200,000           150,731
  U.S. West Capital Funding                               6.250%       07/15/05          300,000           198,000
  Worldcom, Inc.*                                         0.000%       01/15/06          300,000            48,000
  Worldcom, Inc.*                                         0.000%       05/15/06          200,000            32,000

                                                                                                         1,280,861

 Transportation (0.4%)
  Continental Airlines 1999-01A-A EETC                    6.545%       08/02/20          179,790           172,760
  United Airlines                                         7.186%       04/01/11          294,473           269,119

                                                                                                           441,879

(continued on next page)
*Non-income producing.
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Long-Term Notes and Bonds (30.8%) (continued)
Corporate Obligations (9.6%) (continued)
 Miscellaneous (0.5%)
  Morgan Stanley Tracers                                  5.894%       03/01/07   $      300,000    $      305,915
  Morgan Stanley Tracers                                  7.187%       09/15/11          256,000           264,793

                                                                                                           570,708


  Total corporate obligations                                                                           10,624,124



Total long-term notes and bonds (cost: $34,012,646)                                                     33,921,776


                                                                                                            Market
        Description                                                                       Shares            Value

Money Market Mutual Funds (0.5%)
  Federated Investors Prime Obligation                                                   523,272    $      523,272


Total money market mutual funds (cost: $523,272)                                                           523,272


Mutual Funds (0.8%)
  Federated High Yield Fund                                                              151,903           840,026


  Total mutual funds (cost: $1,024,787)                                                                    840,026


Cash and Cash Equivalents (3.4%)
  BONY Cash Reserve                                                                    3,701,120         3,701,120


  Total cash and cash equivalents (cost: $3,701,120)                                                     3,701,120


Total Investments (cost: $102,400,640)                                                              $  109,680,468

Percentages shown are based on total investments at market value.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
TACTICAL ASSET ALLOCATION PORTFOLIO
June 30, 2002
(unaudited)
                                                         Market
        Description                    Shares            Value

Common Stock (63.0%)
 Aerospace (6.0%)
  Boeing Co.                            1,850    $       83,250
  Precision Castparts Corp.             1,200            39,600
  Raytheon Co.                          2,300            93,723

                                                        216,573

 Apparel (4.1%)
  Columbia Sportswear Co. *               200             6,400
  Kellwood Co.                          2,400            78,000
  Liz Claiborne Inc.                    1,400            44,520
  Wolverine World Wide, Inc.            1,300            22,685

                                                        151,605

 Automotive & Auto Parts (2.6%)
  Carlisle Companies, Inc.                700            31,486
  Ford Motor Co.                        4,000            64,000

                                                         95,486

 Banks & Financial Services (9.9%)
  BB & T Corp.                          1,400            54,040
  Bank One Corp.                        1,300            50,024
  Citigroup, Inc.                       1,700            65,875
  Fleet Boston Financial Corp.          2,370            76,670
  Washington Mutual, Inc.               3,000           111,330

                                                        357,939

 Computer Hardware & Software (6.0%)
  Autodesk, Inc.                        2,800            37,100
  Hewlett-Packard Co.                   4,680            71,510
  International Business
    Machines Corp.                        300            21,600
  NCR Corp. *                           2,600            89,960

                                                        220,170

 Electrical Equipment & Electronics (3.9%)
  American Power Conversion *           3,200            40,416
  Baldor Electric Co.                   1,700            42,840
  Kemet Corp. *                         3,400            60,724

                                                        143,980

 Health Care & Pharmaceuticals (6.6%)
  Guidant Corp. *                       2,400            72,552
  McKesson HBOC, Inc.                   1,100            35,970
  Merck & Co.                             600            30,384
  Schering-Plough Corp.                 1,700            41,820
  Wellpoint Health
    Networks, Inc. *                      800            62,248

                                                        242,974


 Manufacturing (3.7%)
  Crane Co.                             1,000     $      25,380
  Textron, Inc.                         1,800            84,420
  Trinity Industries                    1,300            26,936

                                                        136,736

 Metals & Mining (2.0%)
  ALCOA, Inc.                             800            26,520
  Phelps Dodge Corp. *                  1,100            45,320

                                                         71,840

 Oil & Oil Services (6.1%)
  Exxon Mobil Corp.                     1,700            69,564
  Tidewater, Inc.                       1,700            55,964
  Transocean Sedco Forex, Inc.          3,200            99,680

                                                        225,208

 Semi-Conductors (1.8%)
  Intel Corp.                           3,600            65,772

                                                         65,772

 Telecommunications Services
  & Equipment (3.6%)
  Scientific-Atlanta, Inc.              2,400            39,480
  Sprint Corp.                          6,400            67,904
  Telefonos de Mexico
   Class "L"-ADR                          800            25,664

                                                        133,048

 Transportation (3.4%)
  FEDEX Corp.                           1,850            98,790
  Alexander & Baldwin, Inc.             1,000            25,530

                                                        124,320

 Miscellaneous (3.3%)
  Longs Drug Stores, Inc.                 900            25,461
  Outback Steakhouse, Inc. *            1,200            42,120
  Walt Disney Co.                       2,800            52,920

                                                        120,501

Total common stock (cost: $2,628,275)                 2,306,152



*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
TACTICAL ASSET ALLOCATION PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Long-Term Notes and Bonds (30.2%)
 U.S. Government and Agency Obligations (6.6%)
  Federal National Mortgage Association MTN               5.000%       01/15/07    $      75,000     $      77,047
  U.S. Treasury Notes                                     4.750%       02/15/04           75,000            77,586
  U.S. Treasury Notes                                     9.125%       05/15/09           75,000            83,525

                                                                                                           238,158

 Mortgage-Backed and Asset-Backed Securities (5.3%)
  Federal Home Loan Mortgage Corp. Gold Pool #C01314      6.500%       11/01/31          190,714           194,877

                                                                                                           194,877

Corporate Obligations (18.3%)
 Banking (4.3%)
  First Union National-N.C.                               6.180%       02/15/36          150,000           156,139

                                                                                                           156,139

 Electric Utility (3.6%)
  Washington Water Power                                  5.990%       12/10/07          150,000           131,763

                                                                                                           131,763

 Finance Company (2.1%)
  Commercial Credit Co.                                   6.625%       06/01/15           75,000            78,110

                                                                                                            78,110

 Radio (2.7%)
  Cox Radio, Inc.                                         6.375%       05/15/05          100,000            98,034

                                                                                                            98,034

 Real Estate Investment Trust (REIT) (5.6%)
  New Plan                                                7.400%       09/15/09          200,000           207,818

                                                                                                           207,818


  Total corporate obligations                                                                              671,864


Total long-term notes and bonds (cost: $1,101,172)                                                       1,104,899




The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
TACTICAL ASSET ALLOCATION PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                                                                           Market
        Description                                                                      Shares            Value

Money Market Mutual Funds (4.6%)
  Federated Investors Prime Obligation                                                  170,000     $      170,000


Total money market mutual funds (cost: $170,000)                                                           170,000


Cash and Cash Equivalents (2.2%)
  BONY Cash Reserve                                                                      81,073             81,073


Total cash and cash equivalents (cost: $81,073)                                                             81,073


Total Investments (cost: $3,980,520)                                                                $    3,662,124

Percentages shown are based on total investments at market value.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
CONSERVATIVE INVESTOR PORTFOLIO
June 30, 2002
(unaudited)
                                                         Market
        Description                    Shares            Value

Common Stock (35.3%)
 Aerospace (1.3%)
  Boeing Co.                            1,350     $       60,749
  Precision Castparts Corp.               850             28,050

                                                          88,799

 Apparel (2.4%)
  Columbia Sportswear Co. *               100              3,200
  Kellwood Co.                          1,700             55,249
  Liz Claiborne, Inc.                   1,550             49,290
  Reebok International *                1,700             50,150
  Wolverine World Wide, Inc.            1,150             20,068

                                                         177,957

 Automotive & Auto Parts (2.4%)
  Carlisle Companies, Inc.              1,300             58,473
  Ford Motor Co.                        1,950             31,200
  TBC Corp. *                           5,500             87,340

                                                         177,013

 Banks & Financial Services (2.4%)
  Allied Capital Corp.                  1,820             41,223
  American Express Co.                    180              6,538
  Bank One Corp.                        1,100             42,327
  Citigroup, Inc.                       1,203             46,616
  Washington Mutual, Inc.               1,200             44,532

                                                         181,236

 Biotechnology (0.3%)
  Amgen, Inc. *                           350             14,657
  Biogen, Inc. *                          190              7,872

                                                          22,529

 Cement & Aggregates (0.6%)
  Lafarge North America, Inc.           1,100             38,664

                                                          38,664

 Chemicals (0.4%)
  Dow Chemical                            900             30,941

                                                          30,941

 Computer Equipment &
  Hardware (2.1%)
  Cisco Systems, Inc. *                 2,280     $      31,805
  Dell Computer Corp. *                 1,330            34,766
  Hewlett-Packard Co.                   2,814            42,998
  Ingram Micro, Inc. - CL A *             720             9,900
  International Business
    Machines Corp.                        420            30,240
  Sun Microsystems, Inc. *              1,080             5,411

                                                        155,120

 Computer Software &
  Services (1.6%)
  Acxiom Corp. *                          690            12,068
  Autodesk, Inc.                        2,950            39,087
  Microsoft, Inc. *                       980            53,606
  Oracle Corp. *                        1,730            16,383

                                                        121,144

 Electrical Equipment &
  Electronics (1.6%)
  American Power Conversion *           2,000            25,260
  Baldor Electric Co.                   2,500            63,000
  Kemet Corp. *                         1,900            33,934

                                                        122,194

 Food, Beverage &
  Tobacco (1.1%)
  Outback Steakhouse, Inc. *            1,470            51,597
  Pepsico, Inc.                           560            26,992

                                                         78,589

 Furniture (0.5%)
  La-Z-Boy, Inc.                        1,550            39,091

                                                         39,091

 Health Care &
  Pharmaceuticals (3.3%)
  Bristol-Myers Squibb Co.                530            13,621
  IDEC Pharmaceuticals Corp. *            540            19,143
  McKesson HBOC, Inc.                   1,570            51,339
  Merck & Co.                             840            42,538
  Pfizer, Inc.                          1,890            66,150
  Quintiles Transnational Corp. *       1,620            20,234
  Schering-Plough Corp.                 1,260            30,996

                                                        244,021


(continued on next page)
*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
CONSERVATIVE INVESTOR PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Market
        Description                    Shares            Value

Common Stock (35.3%) (continued)
 Hospitals (0.4%)
  Triad Hospitals, Inc. *                 290     $      12,290
  Universal Health Services, Inc.
   - Class "B" *                          410            20,090

                                                         32,380

 Housing (0.7%)
  Fleetwood Enterprises, Inc. *         2,200            19,140
  Toll Brothers, Inc. *                 1,250            36,625

                                                         55,765

 Insurance (0.6%)
  Aetna U.S. Healthcare                   290            13,911
  AFLAC, Inc.                             940            30,080

                                                         43,991

 Investment Management (0.3%)
  Stilwell Financial, Inc.              1,400            25,480

                                                         25,480

 Manufacturing (1.9%)
  Crane Co.                             1,200            30,456
  General Electric Co.                  2,360            68,558
  Trinity Industries                    1,900            39,368

                                                        138,382

 Medical Devices (0.5%)
  Biomet, Inc.                            715            19,391
  Medtronic, Inc.                         330            14,141
  Zimmer Holdings, Inc. *                  21               749

                                                         34,281

 Metals & Mining (1.2%)
  AK Steel Holding Corp. *              1,450            18,575
  ALCOA, Inc.                           1,200            39,780
  Phelps Dodge Corp. *                    700            28,840

                                                         87,195

 Multimedia (0.3%)
  AOL Time Warner, Inc. *               1,710            25,154

                                                         25,154

 Oil, Oil Services &
  Natural Gas (2.1%)
  Apache Corp.                            398            22,877
  Royal Dutch Petroleum Co.               750            41,453
  Tidewater, Inc.                       1,600            52,672
  Valero Energy Corp.                   1,000            37,420

                                                        154,422

 Paper & Forest Products (0.8%)
  Kimberly Clark Corp.                    450     $      27,900
  Wausau-Mosinee Paper Corp.            2,700            32,535

                                                         60,435

 Retail (2.1%)
  Best Buy Company, Inc. *                180             6,534
  Home Depot, Inc.                      1,010            37,097
  Longs Drug Stores, Inc.               1,800            50,922
  TJX Companies, Inc.                     420             8,236
  Wal-Mart Stores, Inc.                   980            53,910

                                                        156,699

 Semiconductors (1.2%)
  Intel Corp.                           2,010            36,723
  Linear Technology Corp.                 360            11,315
  National Semiconductor Corp. *          990            28,878
  Texas Instruments, Inc.                 460            10,902

                                                         87,818

 Staffing Services (0.2%)
  Robert Half International, Inc. *       560            13,048

                                                         13,048

 Telecommunications Services &
  Equipment (1.3%)
  Advanced Fibre
    Communications  *                     470             7,774
  Quanta Services, Inc. *               1,230            12,140
  Scientific-Atlanta, Inc.              1,400            23,030
  Sprint Corp. (FON Group)              2,000            21,220
  Telefonos de Mexico
    Class "L" - ADR                       550            17,644
  Telephone & Data Systems, Inc.          280            16,954

                                                         98,762

 Transportation (1.0%)
  Alexander & Baldwin, Inc.             1,750            44,678
  Norfolk Southern Corp.                1,300            30,394

                                                         75,072

 Utilities (0.1%)
  Black Hills Corp.                       320            11,075

                                                         11,075

(continued on next page)
*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
CONSERVATIVE INVESTOR PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Market
        Description                    Shares            Value

Common Stock (35.3%) (continued)
 Miscellaneous (0.6%)
  Brunswick Corp.                        1,250    $       35,000
  Cendant Corp. *                          820            13,022

                                                          48,022


Total common stock (cost: $2,818,484)                  2,625,279


Money Market Mutual Funds (4.8%)
  Federated Investors Prime Obligation  360,000           360,000

Total money market mutual funds (cost: $360,000)          360,000


Mutual Funds (4.3%)
  Federated High Yield Fund             57,440            317,644


Total mutual funds (cost: $475,000)                       317,644



*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
CONSERVATIVE INVESTOR PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Long-Term Notes and Bonds (44.0%)
 U.S. Government & Agency Obligations (17 9%)
  Federal National Mortgage Association MTN               7.000%       07/15/05   $      275,000    $      300,737
  Federal National Mortgage Association MTN               7.000%       03/15/10          350,000           391,671
  U.S. Treasury Bonds                                     8.000%       11/15/21           75,000            95,930
  U.S. Treasury Notes                                     5.625%       02/15/06           50,000            53,261
  U.S. Treasury Notes                                     3.500%       11/15/06           75,000            73,664
  U.S. Treasury Notes                                     9.125%       05/15/09          100,000           111,367
  U.S. Treasury Notes                                     4.875%       02/15/12          200,000           200,750
  U.S. Treasury Notes                                     6.750%       08/15/26           25,000            28,457
  U.S. Treasury Notes                                     6.125%       08/15/29           75,000            79,654

                                                1,335,491


 Mortgage-Backed Securities (17.7%)
  Federal Home Loan Mortgage Corp. Gold Pool #E77035      6.500%       05/01/14          144,449           150,204
  Federal Home Loan Mortgage Corp. Gold Pool #E77962      6.500%       07/01/14           51,857            53,923
  Federal Home Loan Mortgage Corp. Gold Pool #E85127      6.000%       08/01/16           94,572            96,744
  Federal Home Loan Mortgage Corp. Gold Pool #E85353      6.000%       09/01/16           22,821            23,345
  Federal Home Loan Mortgage Corp. Gold Pool #C20300      6.500%       01/01/29          129,120           132,222
  Federal Home Loan Mortgage Corp. Gold Pool #C41681      8.000%       09/01/30           28,590            30,400
  Federal Home Loan Mortgage Corp. Gold Pool #C53475      6.500%       06/01/31           80,954            82,721
  Federal Home Loan Mortgage Corp. Gold Pool #C01302      6.500%       11/01/31           47,679            48,720
  Federal Home Loan Mortgage Corp. Gold Pool #C01271      6.500%       12/01/31           71,790            73,357
  FNMA Pool #582025                                       6.000%       05/01/31          123,124           122,989
  FNMA Pool #630147                                       6.000%       02/01/32           49,192            49,137
  GNMA Pool #456155                                       6.500%       04/15/28          199,194           204,367
  GNMA Pool #511723                                       7.500%       10/15/30          233,917           246,954

                                                                                                         1,315,083


Corporate Obligations (8.4%)
 Business Finance (0.7%)
  Newcourt Credit Corp.                                   7.125%       12/17/03           50,000            48,715

                                                                                                            48,715

 Consumer Non-Durables (1.0%)
  Anheuser-Busch Cos., Inc.                               6.750%       12/15/27           75,000            78,071

                                                                                                            78,071

 Energy (1.0%)
  Union Pacific Resources                                 7.050%       05/15/18           75,000            75,341

                                                                                                            75,341

 Finance Company (2.5%)
  Ford Motor Credit Corp.                                 7.600%       08/01/05           75,000            78,630
  PEMEX Finance                                           9.140%       08/15/04          100,000           105,987

                                                                                                           184,617

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
CONSERVATIVE INVESTOR PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Long-Term Notes and Bonds (44.0%) (continued)
Corporate Obligations (8.4%) (continued)
 Health Care (1.1%)
  Beckman Coulter                                         7.450%       03/04/08   $      75,000     $      80,704

                                                                                                           80,704

 Other Finance (0.2%)
  Osprey Trust*                                           0.000%       01/15/03          75,000            14,438

                                                                                                           14,438

 Real Estate Investment Trust (REIT) (1.0%)
  Simon Property Group, Inc.                              6.750%       02/09/04          75,000            77,800

                                                                                                           77,800

 Telecommunications (0.9%)
  GTE Corp.                                               6.940%       04/15/28          75,000            65,742

                                                                                                           65,742


  Total corporate obligations                                                                             625,428


Total long-term notes and bonds (cost: $3,203,595)                                                      3,276,002


Short-Term Notes and Bonds (6.7%)
  Toyota Motor Credit Corp.                               1.722%       07/10/02         300,000           299,868
  American Express Co.                                    1.765%       08/09/02         200,000           199,616

Total short-term notes and bonds (cost: $499,490)                                                         499,484


Cash and Cash Equivalents (4.9%)
  BONY Cash Reserve                                                                       363,499         363,499

 Total cash and cash equivalents (cost: $363,499)                                                         363,499


Total Investments (cost: $7,720,068)                                                                $   7,441,908

*Non-income producing.
Percentages shown are based on total investments at market value.
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
MODERATE INVESTOR PORTFOLIO
June 30, 2002
(unaudited)
                                                         Market
        Description                    Shares            Value

Common Stock (51.1%)
 Aerospace (1.5%)
  Boeing Co.                            1,800     $       81,000
  Precision Castparts Corp.             1,500             49,500

                                                         130,500

 Apparel (3.5%)
  Columbia Sportswear Co. *               200              6,400
  Kellwood Co.                          2,950             95,874
  Liz Claiborne, Inc.                   2,600             82,680
  Reebok International *                3,000             88,500
  Wolverine World Wide, Inc.            1,900             33,155

                                                         306,609

 Automotive & Auto Parts (3.1%)
  Carlisle Companies, Inc.              2,250            101,204
  Ford Motor Co.                        3,350             53,600
  TBC Corp. *                           7,000            111,160

                                                         265,964

 Banks & Financial Services (3.3%)
  Allied Capital Corp.                  2,890             65,458
  American Express Co.                    280             10,170
  Bank One Corp.                        1,900             73,111
  Citigroup, Inc.                       1,649             63,899
  Washington Mutual, Inc.               2,025             75,148

                                                         287,786

 Biotechnology (0.4%)
  Amgen, Inc. *                           610             25,546
  Biogen, Inc. *                          290             12,015

                                                          37,561

 Cement & Aggregates (0.6%)
  Lafarge North America, Inc.           1,550             54,482

                                                          54,482

 Chemicals (0.6%)
  Dow Chemical                          1,600             55,007

                                                          55,007

 Computer Equipment &
  Hardware (2.9%)
  Cisco Systems, Inc. *                 3,920     $       54,683
  Dell Computer Corp. *                 2,820             73,715
  Hewlett-Packard Co.                   3,889             59,424
  Ingram Micro, Inc. - CL A *           1,250             17,188
  International Business
    Machines Corp.                        560             40,320
  Sun Microsystems, Inc. *              1,850              9,269

                                                         254,599

 Computer Software &
  Services (2.4%)
  Acxiom Corp. *                        1,200             20,988
  Autodesk, Inc.                        4,950             65,587
  Microsoft, Inc. *                     1,680             91,896
  Oracle Corp. *                        2,940             27,842

                                                         206,313

 Electrical Equipment &
  Electronics (2.4%)
  American Power Conversion *           3,450             43,573
  Baldor Electric Co.                   4,400            110,880
  Kemet Corp. *                         3,250             58,045

                                                         212,498

 Food, Beverage &
  Tobacco (1.5%)
  Outback Steakhouse, Inc. *            2,450             85,994
  Pepsico, Inc.                           990             47,718

                                                         133,712

 Furniture (0.7%)
  La-Z-Boy, Inc.                        2,300             58,005

                                                          58,005

 Health Care &
  Pharmaceuticals (5.0%)
  Bristol-Myers Squibb Co.              1,130             29,041
  IDEC Pharmaceuticals Corp. *            910             32,260
  McKesson HBOC, Inc.                   2,640             86,328
  Merck & Co.                           1,620             82,037
  Pfizer, Inc.                          3,260            114,100
  Quintiles Transnational Corp. *       3,150             39,344
  Schering-Plough Corp.                 2,240             55,104

                                                         438,214


(continued on next page)
*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
MODERATE INVESTOR PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Market
        Description                    Shares            Value

Common Stock (51.1%) (continued)
 Housing (0.9%)
  Fleetwood Enterprises, Inc. *          2,950     $      25,665
  Toll Brothers, Inc. *                  1,900            55,670

                                                          81,335

 Hospitals (0.6%)
  Triad Hospitals, Inc. *                  520            22,038
  Universal Health Services, Inc.
    - Class "B" *                          700            34,300

                                                          56,338

 Insurance (0.9%)
  Aetna U.S. Healthcare                    520            24,944
  AFLAC, Inc.                            1,620            51,840

                                                          76,784

 Investment Management (0.5%)
  Stilwell Financial, Inc.               2,260            41,132

                                                          41,132

 Manufacturing (2.7%)
  Crane Co.                              1,900            48,222
  General Electric Co.                   4,060           117,943
  Trinity Industries                     3,250            67,340

                                                         233,505

 Medical Devices (0.9%)
  Biomet, Inc.                           1,580            42,850
  Medtronic, Inc.                          740            31,709
  Zimmer Holdings, Inc. *                   36             1,284

                                                          75,843

 Metals & Mining (1.7%)
  AK Steel Holding Corp. *               2,450            31,385
  ALCOA, Inc.                            2,150            71,273
  Phelps Dodge Corp. *                   1,200            49,440

                                                         152,098

 Multimedia (0.5%)
  AOL Time Warner, Inc. *                2,900            42,659

                                                          42,659

 Oil, Oil Services &
  Natural Gas (3.0%)
  Apache Corp.                             808            46,444
  Royal Dutch Petroleum Co.              1,350            74,615
  Tidewater, Inc.                        2,270            74,728
  Valero Energy Corp.                    1,750            65,485

                                                         261,272

 Paper & Forest Products (1.2%)
  Kimberly Clark Corp.                     730     $      45,259
  Wausau-Mosinee Paper Corp.             4,700            56,635

                                                         101,894

 Retail (3.3%)
  Best Buy Company, Inc. *                 285            10,346
  Home Depot, Inc.                       1,690            62,074
  Longs Drug Stores, Inc.                3,100            87,699
  TJX Companies, Inc.                      780            15,296
  Wal-Mart Stores, Inc.                  2,080           114,421

                                                         289,836

 Semiconductors (1.7%)
  Intel Corp.                            3,440            62,849
  Linear Technology Corp.                  630            19,801
  National Semiconductor Corp. *         1,670            48,714
  Texas Instruments, Inc.                  780            18,486

                                                         149,850

 Staffing Services (0.3%)
  Robert Half International, Inc. *        940            21,902

                                                          21,902

 Telecommunictions Services &
  Equipment (2.0%)
  Advanced Fibre
    Communications *                       790            13,067
  Quanta Services, Inc. *                2,610            25,761
  Scientific-Atlanta, Inc.               2,400            39,480
  Sprint Corp. (FON Group)               3,500            37,135
  Telefonos de Mexico
    Class "L" - ADR                        950            30,476
  Telephone & Data Systems, Inc.           450            27,248

                                                         173,167

 Transportation (1.5%)
  Alexander & Baldwin, Inc.              3,000            76,590
  Norfolk Southern Corp.                 2,250            52,605

                                                         129,195

 Utilities (0.4%)
  Black Hills Corp.                        970            33,572

                                                          33,572

(continued on next page)
*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
MODERATE INVESTOR PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Market
        Description                    Shares            Value

Common Stock (51.1%) (continued)
 Miscellaneous (1.1%)
  Brunswick Corp.                        2,200    $      61,600
  Cendant Corp. *                        1,890           30,012

                                                         91,612


  Total common stock (cost: $4,930,779)               4,453,244


Money Market Mutual Funds (3.8%)
 Federated Investors Prime Obligation   330,000         330,000

Total money market mutual funds (cost: $330,000)        330,000


Mutual Funds (4.0%)
  Federated High Yield Fund             63,025          348,527


Total mutual funds (cost: $525,000)                     348,527



*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
MODERATE INVESTOR PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Long-Term Notes and Bonds (31.2%)
 U.S. Government & Agency Obligations (17.2%)
  Federal National Mortgage Association MTN               7.000%       07/15/05    $    325,000       $     355,417
  Federal National Mortgage Association MTN               7.000%       03/15/10         100,000             111,906
  U.S. Treasury Bonds                                     8.000%       11/15/21          50,000              63,953
  U.S. Treasury Bonds                                     6.500%       11/15/26         100,000             110,588
  U.S. Treasury Notes                                     4.750%       02/15/04          50,000              51,724
  U.S. Treasury Notes                                     7.500%       02/15/05          50,000              55,352
  U.S. Treasury Notes                                     7.000%       07/15/06         150,000             167,549
  U.S. Treasury Notes                                     3.500%       11/15/06         270,000             265,189
  U.S. Treasury Notes                                     9.125%       05/15/09         100,000             111,367
  U.S. Treasury Notes                                     5.000%       02/15/11          50,000              50,846
  U.S. Treasury Notes                                     4.875%       02/15/12         100,000             100,375
  U.S. Treasury Notes                                     6.125%       08/15/29          50,000              53,103

                                                                                                          1,497,369


Mortgage-Backed Securities (9.2%)
Federal Home Loan Mortgage Corp. Gold Pool #E85127        6.000%       08/01/16          47,286              48,372
Federal Home Loan Mortgage Corp. Gold Pool #E77962        6.500%       07/01/14          51,857              53,923
Federal Home Loan Mortgage Corp. Gold Pool #E81576        6.500%       10/01/15          41,599              43,191
Federal Home Loan Mortgage Corp. Gold Pool #E85353        6.000%       09/01/16          22,821              23,345
Federal Home Loan Mortgage Corp. Gold Pool #C20300        6.500%       01/01/29          95,141              97,427
Federal Home Loan Mortgage Corp. Gold Pool #C41223        8.000%       08/01/30          17,063              18,143
Federal Home Loan Mortgage Corp. Gold Pool #C53475        6.500%       06/01/31          60,716              62,042
Federal Home Loan Mortgage Corp. Gold Pool #C01302        6.500%       11/01/31          23,839              24,359
Federal Home Loan Mortgage Corp. Gold Pool #C01271        6.500%       12/01/31          23,930              24,452
FNMA Pool #582025                                         6.000%       05/01/31          73,875              73,793
FNMA Pool #630147                                         6.000%       02/01/32          24,595              24,568
GNMA Pool #454007                                         6.500%       04/15/28         137,676             141,251
GNMA Pool #511723                                         7.500%       10/15/30         155,945             164,636

                                                                                                            799,502


Corporate Obligations (4.8%)
 Business Finance (0.5%)
  Newcourt Credit Corp.                                   7.125%       12/17/03          50,000              48,715

                                                                                                             48,715

 Consumer Non-Durables (0.6%)
  Anheuser-Busch Cos., Inc.                               6.750%       12/15/27          50,000              52,047

                                                                                                             52,047

 Energy (0.6%)
  Union Pacific Resources                                 7.050%       05/15/18          50,000              50,227

                                                                                                             50,227

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
MODERATE INVESTOR PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Long-Term Notes and Bonds (31.2%) (continued)
Corporate Obligations (4.8%) (continued)
 Finance Company (1.3%)
  Ford Motor Credit Corp.                                 7.600%       08/01/05     $     50,000     $      52,420
  PEMEX Finance                                           9.140%       08/15/04           50,000            52,993

                                                                                                           105,413

 Health Care (0.6%)
  Beckman Coulter                                         7.450%       03/04/08           50,000            53,803

                                                                                                            53,803

 Other Finance (0.1%)
  Osprey Trust*                                           0.000%       01/15/03           50,000             9,625

                                                                                                             9,625

 Real Estate Investment Trust (REIT) (0.6%)
  Simon Property Group, Inc.                              6.750%       02/09/04           50,000            51,867

                                                                                                            51,867

 Telecommunications (0.5%)
  GTE Corp.                                               6.940%       04/15/28           50,000            43,828

                                                                                                            43,828


  Total corporate obligations                                                                              415,525


Total long-term notes and bonds (cost: $2,650,971)                                                       2,712,396


Short-Term Notes and Bonds (5.7%)
  American Express Co.                                    1.775%       07/09/02          200,000           199,920
  Prudential                                              1.785%       07/15/02          100,000            99,930
  Toyota Motor Co.                                        1.732%       07/15/02          200,000           199,862

  Total short-term notes and bonds (cost: $499,712)                                                        499,712


Cash and Cash Equivalents (4.2%)
  BONY Cash Reserve                                                                      367,861           367,861

 Total cash and cash equivalents (cost: $367,861)                                                          367,861


Total Investments (cost: $9,304,323)                                                                $    8,711,740

*Non-income producing.
Percentages shown are based on total investments at market value.
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
AGGRESSIVE INVESTOR PORTFOLIO
June 30, 2002
(unaudited)
                                                         Market
        Description                    Shares            Value

Common Stock (69.3%)
 Aerospace (2.0%)
  Boeing Co.                            2,300     $      103,499
  Precision Castparts Corp.             1,900             62,700

                                                         166,199

 Apparel (4.7%)
  Columbia Sportswear Co. *               300              9,600
  Kellwood Co.                          3,700            120,249
  Liz Claiborne, Inc.                   3,400            108,120
  Reebok International *                3,800            112,100
  Wolverine World Wide, Inc.            2,450             42,753

                                                         392,822

 Automotive & Auto Parts (3.9%)
  Carlisle Companies, Inc.              2,850            128,192
  Ford Motor Co.                        4,250             68,000
  TBC Corp. *                           8,100            128,628

                                                         324,820

 Banks & Financial Services (4.4%)
  Allied Capital Corp.                  3,730             84,484
  American Express Co.                    430             15,618
  Bank One Corp.                        2,450             94,275
  Citigroup, Inc.                       2,048             79,360
  Washington Mutual, Inc.               2,600             96,486

                                                         370,223

 Biotechnology (0.6%)
  Amgen, Inc. *                           840             35,178
  Biogen, Inc. *                          450             18,644

                                                          53,822

 Cement & Aggregates (0.8%)
  Lafarge North America, Inc.           1,800             63,269

                                                          63,269

 Chemicals (0.8%)
  Dow Chemical                          2,050             70,478

                                                          70,478

 Computer Equipment &
  Hardware (4.1%)
  Cisco Systems, Inc. *                 5,330       $     74,353
  Dell Computer Corp. *                 3,830            100,116
  Hewlett-Packard Co.                   4,838             73,925
  Ingram Micro, Inc. - CL A *           1,680             23,100
  International Business
    Machines Corp.                        790             56,880
  Sun Microsystems, Inc. *              2,490             12,475

                                                         340,849

 Computer Software &
  Services (3.3%)
  Acxiom Corp. *                        1,600             27,984
  Autodesk, Inc.                        6,200             82,149
  Microsoft, Inc. *                     2,330            127,451
  Oracle Corp. *                        4,030             38,164

                                                         275,748

 Electrical Equipment &
  Electronics (3.2%)
  American Power Conversion *           4,350             54,940
  Baldor Electric Co.                   5,500            138,600
  Kemet Corp. *                         4,150             74,119

                                                         267,659

 Food, Beverage &
  Tobacco (2.1%)
  Outback Steakhouse, Inc. *            3,140            110,214
  Pepsico, Inc.                         1,290             62,178

                                                         172,392

 Furniture (0.8%)
  La-Z-Boy, Inc.                        2,650             66,833

                                                          66,833

 Health Care &
  Pharmaceuticals (7.0%)
  Bristol-Myers Squibb Co.              1,530             39,321
  IDEC Pharmaceuticals Corp. *          1,280             45,376
  McKesson HBOC, Inc.                   3,490            114,123
  Merck & Co.                           2,190            110,902
  Pfizer, Inc.                          4,420            154,700
  Quintiles Transnational Corp. *       4,270             53,332
  Schering-Plough Corp.                 2,840             69,864

                                                         587,618

(continued on next page)
*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
AGGRESSIVE INVESTOR PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Market
        Description                    Shares            Value

Common Stock (69.3%) (continued)
 Housing (1.2%)
  Fleetwood Enterprises, Inc. *         3,750      $      32,625
  Toll Brothers, Inc. *                 2,300             67,390

                                                         100,015

 Hospitals (0.9%)
  Triad Hospitals, Inc. *                 670             28,395
  Universal Health Services, Inc.
    - Class "B" *                         960             47,040

                                                          75,435

 Insurance (1.2%)
  Aetna U.S. Healthcare                   670             32,140
  AFLAC, Inc.                           2,090             66,880

                                                          99,020

 Investment Management (0.7%)
  Stilwell Financial, Inc.              3,020             54,964

                                                          54,964

 Manufacturing (3.7%)
  Crane Co.                             2,500             63,450
  General Electric Co.                  5,530            160,647
  Trinity Industries                    4,000             82,880

                                                         306,977

 Medical Devices (1.2%)
  Biomet, Inc.                          2,170             58,850
  Medtronic, Inc.                         990             42,422
  Zimmer Holdings, Inc. *                  47              1,676

                                                         102,948

 Metals & Mining (2.3%)
  AK Steel Holding Corp. *              3,150             40,352
  ALCOA, Inc.                           2,700             89,505
  Phelps Dodge Corp. *                  1,500             61,800

                                                         191,657

 Multimedia (0.7%)
  AOL Time Warner, Inc. *               3,970             58,399

                                                          58,399

 Oil, Oil Services &
  Natural Gas (4.0%)
  Apache Corp.                          1,057             60,756
  Royal Dutch Petroleum Co.             1,700             93,959
  Tidewater, Inc.                       2,880             94,810
  Valero Energy Corp.                   2,150             80,453

                                                         329,978

 Paper & Forest Products (1.6%)
  Kimberly Clark Corp.                  1,020     $       63,239
  Wausau-Mosinee Paper Corp.            5,950             71,698

                                                         134,937

 Retail (4.7%)
  Best Buy Company, Inc. *                435             15,791
  Home Depot, Inc.                      2,350             86,316
  Longs Drug Stores, Inc.               3,900            110,331
  TJX Companies, Inc.                     980             19,218
  Wal-Mart Stores, Inc.                 2,850            156,779

                                                         388,435

 Semiconductors (2.5%)
  Intel Corp.                           4,660             85,138
  Linear Technology Corp.                 870             27,344
  National Semiconductor Corp. *        2,320             67,674
  Texas Instruments, Inc.               1,060             25,122

                                                         205,278

 Staffing Services (0.4%)
  Robert Half International, Inc. *     1,340             31,222

                                                          31,222

 Telecommunictions Services &
  Equipment (2.7%)
  Advanced Fibre
    Communications *                    1,090             18,029
  Quanta Services, Inc. *               3,550             35,039
  Scientific-Atlanta, Inc.              3,050             50,173
  Sprint Corp. (FON Group)              4,450             47,215
  Telefonos de Mexico
    Class "L" - ADR                     1,200             38,496
  Telephone & Data Systems, Inc.          590             35,725

                                                         224,677

 Transportation (1.9%)
  Alexander & Baldwin, Inc.             3,800             97,014
  Norfolk Southern Corp.                2,800             65,464

                                                         162,478

 Utilities (0.5%)
  Black Hills Corp.                     1,320             45,685

                                                          45,685

(continued on next page)
*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
AGGRESSIVE INVESTOR PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Market
        Description                    Shares            Value

Common Stock (69.3%) (continued)
 Miscellaneous (1.4%)
  Brunswick Corp.                       2,750       $     77,000
  Cendant Corp. *                       2,560             40,652

                                                         117,652


Total common stock (cost: $6,440,642)                  5,782,489


Money Market Mutual Funds (4.7%)
 Federated Investors Prime Obligation  390,000           390,000

Total money market mutual funds (cost: $390,000)         390,000


Mutual Funds (4.4%)
 Federated High Yield Fund              66,466           367,557


Total mutual funds (cost: $540,040)                      367,557



*does not pay cash dividends
The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
AGGRESSIVE INVESTOR PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Long-Term Notes and Bonds (16.4%)
 U.S. Government & Agency Obligations (7.1%)
  Federal National Mortgage Association MTN               5.000%       01/15/07    $      20,000    $      20,546
  U.S. Treasury Bonds                                     8.000%       11/15/21           25,000           31,977
  U.S. Treasury Bonds                                     6.500%       11/15/26           50,000           55,294
  U.S. Treasury Notes                                     4.750%       02/15/04           75,000           77,586
  U.S. Treasury Notes                                     7.500%       02/15/05           25,000           27,676
  U.S. Treasury Notes                                     3.500%       11/15/06          150,000          147,327
  U.S. Treasury Notes                                     4.375%       05/15/07           25,000           25,344
  U.S. Treasury Notes                                     9.125%       05/15/09           50,000           55,684
  U.S. Treasury Notes                                     5.000%       02/15/11           75,000           76,269
  U.S. Treasury Notes                                     4.875%       02/15/12           25,000           25,094
  U.S. Treasury Notes                                     6.125%       08/15/29           50,000           53,103

                                                                                                          595,900


 Mortgage-Backed Securities (6.2%)
  Federal Home Loan Mortgage Corp. Gold Pool #E77962      6.500%       07/01/14           25,929           26,962
  Federal Home Loan Mortgage Corp. Gold Pool #E81576      6.500%       10/01/15           41,599           43,191
  Federal Home Loan Mortgage Corp. Gold Pool #E85127      6.000%       08/01/16           47,286           48,372
  Federal Home Loan Mortgage Corp. Gold Pool #E85353      6.000%       09/01/16           45,637           46,685
  Federal Home Loan Mortgage Corp. Gold Pool #C20300      6.500%       01/01/29           64,560           66,111
  Federal Home Loan Mortgage Corp. Gold Pool #C40544      8.000%       07/01/30           15,740           16,737
  Federal Home Loan Mortgage Corp. Gold Pool #C65255      6.500%       03/01/32           24,463           24,997
  Federal Home Loan Mortgage Corp. Gold Pool #C01271      6.500%       12/01/31           23,390           24,452
  FNMA Pool #582025                                       6.000%       05/01/31           49,250           49,196
  FNMA Pool #630147                                       6.000%       02/01/32           24,595           24,568
  GNMA Pool #454007                                       6.500%       04/15/28           61,189           62,778
  GNMA Pool #511723                                       7.500%       10/15/30           77,973           82,318

                                                                                                          516,367


Corporate Obligations (3.1%)
 Business Finance (0.6%)
  Newcourt Credit Corp.                                   7.125%       12/17/03           50,000           48,715

                                                                                                           48,715

 Consumer Non-Durables (0.3%)
  Anheuser-Busch Cos., Inc.                               6.750%       12/15/27           25,000           26,024

                                                                                                           26,024

 Energy (0.3%)
  Union Pacific Resources                                 7.050%       05/15/18           25,000           25,114

                                                                                                           25,114

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.
SCHEDULE OF INVESTMENTS
AGGRESSIVE INVESTOR PORTFOLIO (continued)
June 30, 2002
(unaudited)
                                                         Interest      Maturity        Principal           Market
        Description                                        Rate          Date           Amount             Value

Long-Term Notes and Bonds (16.4%) (continued)
Corporate Obligations (3.1%) (continued)
 Finance Company (0.9%)
  Ford Motor Credit Corp.                                7.600%       08/01/05     $      25,000     $      26,210
  PEMEX Finance                                          9.140%       08/15/04            50,000            52,993

                                                                                                            79,203
 Health Care (0.3%)
  Beckman Coulter                                        7.450%       03/04/08            25,000            26,901

                                                                                                            26,901

 Other Finance (0.1%)
  Osprey Trust*                                          0.000%       01/15/03            25,000             4,813

                                                                                                             4,813

 Real Estate Investment Trust (REIT) (0.3%)
  Simon Property Group, Inc.                             6.750%       02/09/04            25,000            25,933

                                                                                                            25,933

 Telecommunications (0.3%)
  GTE Corp.                                              6.940%       04/15/28            25,000            21,914

                                                                                                            21,914


  Total corporate obligations                                                                              258,617


Total long-term notes and bonds (cost: $1,352,720)                                                       1,370,884


Short-Term Notes and Bonds (1.2%)
  Prudential                                             1.731%       07/12/02           100,000            99,945

  Total short-term notes and bonds (cost: $99,945)                                                          99,945


Cash and Cash Equivalents (4.0%)
  BONY Cash Reserve                                                                      332,443           332,443

  Total cash and cash equivalents (cost: $332,443)                                                         332,443


Total Investments (cost: $9,155,790)                                                                $    8,343,318

*Non-income producing.
Percentages shown are based on total investments at market value.
The accompanying notes are an integral part of the financial statements.

                      (This page is intentionally blank.)

NOTES TO FINANCIAL STATEMENTS
1.      Summary of Significant Accounting Policies
The OneAmerica Funds, Inc. (the Fund) was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. As a series type of mutual fund, the Fund issues shares of common stock relating to separate investment portfolios consisting of the Value Portfolio, Money Market Portfolio, Investment Grade Bond Portfolio, Asset Director Portfolio, Tactical Asset Allocation Portfolio (Tactical Asset), Conservative Investor Portfolio, Moderate Investor Portfolio and Aggressive Investor Portfolio, hereinafter, referred to as Portfolios. The Conservative Investor Portfolio, Moderate Investor Portfolio, and Aggressive Investor Portfolio are collectively referred to as the LifeStyle Portfolios. Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company (AUL) to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 10, 1990.

Investments
Securities traded on a national or international securities exchange are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Short-term notes are valued at original cost or amortized cost which approximates market value. Fixed income securities for which representative market quotes are readily available are valued at the latest bid price or the mean of the latest bid and ask price. Certain securities may be priced using a matrix price as provided by our pricing vendor. U.S. Government obligations are valued at the latest bid price; however, short term obligations maturing in 60 days or less, when purchased, are valued at amortized cost which approximates market value.

The Money Market Portfolio securities are valued at amortized cost. The Funds use of the amortized cost method is conditioned on its compliance with certain provisions of Rule 2a-7 of the Investment Company Act of 1940. AUL (the Investment Advisor) is responsible for reviewing this method of valuation to ensure that the Portfolio securities are reflected at their fair value.

Security transactions are recorded on the trade date. Realized gains and losses are determined on specific identification basis.

Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Income and Expense
Dividend income is recorded on the ex-dividend date, and interest income is accrued daily. Portfolio expenses are recorded on an accrual basis.

Foreign Currency Transactions
The accounting records of the Portfolios are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies, if any, are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of Portfolio securities, if any, are a component of realized gain (loss) on investments and unrealized appreciation (depreciation) on investments, respectively.

Forward Foreign Currency Exchange Contracts
The Tactical Asset and LifeStyle Portfolios may enter into forward foreign currency exchange contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or to hedge the Portfolios exposure to foreign currency exchange rate fluctuations. When required, the Portfolios will segregate assets in an amount sufficient to cover their obligations under the hedge contracts. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolios and the resulting unrealized appreciation or depreciation, if any, are determined daily using prevailing exchange rates. Forward contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts (continued)

The Portfolios bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

There are no outstanding forward foreign currency exchange contracts at June 30, 2002.

Deferred Organization Costs
Expenses incurred by the Fund in connection with its organization have been capitalized and are amortized over five years on a straight-line basis.

Taxes
The fund intends to qualify as a regulated investment company under section M of the Internal Revenue Code. The Funds policy is to distribute all net investment income and realized capital gains to relieve it from all or substantially all federal income taxes.

Dividend and Capital Gain Distributions
For the Money Market Portfolio, dividends from net investment income are declared and paid daily. For all other portfolios, dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.      Transactions with AUL
        As of June 30, 2002, AULs investment at value in the Fund is:
Tactical Asset           $       528,761
Conservative Investor           4,756,500
Moderate Investor               4,411,000
Aggressive Investor             4,107,000

                         $     13,803,261

The Fund has an investment advisory agreement with AUL to act as its investment advisor. AUL also had a sub-advisory agreement with Credit Suisse Asset Management under which Credit Suisse Asset Management acted as the sub-advisor to a portion of the assets of the LifeStyle Portfolios. Credit Suisse terminated the Agreement as of May 1, 2002.

AUL has agreed that its fees may be reduced if the aggregate expenses of the Portfolios exceed 1% of the average daily net assets during the year. For the six months ended June 30, 2002, AULs investment advisory fee was reduced for the LifeStyle Portfolios. To the extent that AUL has reduced its advisory fees to prevent a

Portfolios aggregate expenses from exceeding 1% of its average daily net assets, it may increase its advisory fee during any of the next succeeding 5 years, provided that the aggregate expenses in any given year do not exceed 1% of the average daily net assets in that year. The total amount of any increase in AULs fees will not exceed the amount of the prior fee reduction.

Under the Investment Advisory Agreement, the Investment Advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

Value                   0.50%
Money Market            0.40%
Investment Grade Bond   0.50%
Asset Director          0.50%
Tactical Asset          0.80%
Conservative Investor   0.70%
Moderate Investor       0.70%
Aggressive Investor     0.70%

AUL may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fee incurred during the six months ended
June 30, 2002, for all of the Portfolios was $1,288,056.

As a result of certain Portfolio expenses exceeding 1% of the average daily net assets, AUL has reduced (increased) its investment advisory fee by:

                                2002       Previous Years       Total

Tactical Asset Allocation          (47)          13,605          13,558
Conservative Investor           13,227          158,235         171,462
Moderate Investor               12,655          144,268         156,923
Aggressive Investor             13,194          149,572         162,766

                        $       39,029  $       465,680 $       504,709

As a result of the reduction in investment advisory fees by AUL, the Fund includes receivables from AUL in other assets for the Tactical Asset, Conservative Investor, Moderate Investor, and Aggressive Investor Portfolios in the amounts of $2,200, $5,093, $4,379, and $4,693, respectively.

AUL has filed a notice of substitution with the SEC for the Tactical Asset and Lifestyle Portfolios.

Certain directors of the Fund are officers of AUL.

3.      Agreements with Banks

The Fund has agreements with The Bank of New York (Bank) whereby the Bank serves as custodian of the securities and other assets of the Fund, and as the fund accountant.

4.      Investment Transactions
Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the six months ended June 30, 2002, were:

                                             Portfolio
                                                               Investment
                           Value          Money Market         Grade Bond      Asset Director      Tactical Asset


Common Stock:
Purchases              $  28,773,354    $            -     $            -    $     14,271,712     $       920,209
Proceeds from sales       11,792,008                 -                  -           5,955,001           1,364,939
Corporate Bonds:
Purchases                  1,495,600                 -         11,754,667           4,230,335                   -
Proceeds from sales                -                 -          8,618,958           3,118,152             215,840
Government Bonds:
Purchases                          -                 -         40,836,542          14,847,364             308,459
Proceeds from sales                -                 -         31,706,082           9,210,416             296,725

                                LifeStyle Portfolios

                        Conservative       Moderate           Aggressive
                          Investor         Investor            Investor


Common Stock:
Purchases            $      732,990     $    1,629,497    $     2,450,901
Proceeds from sales       1,417,901          1,828,390          2,439,936
Corporate Bonds:
Purchases                         -                  -                  -
Proceeds from sales               -             51,717             25,859
Government Bonds:
Purchases                   776,268            436,041            424,185
Proceeds from sales       1,325,592            138,498            171,234

5.      Authorized Capital Shares
The Fund has 600,000,000 authorized shares of $.001 par value capital stock, which includes 20,000,000 unallocated shares. The remaining shares are allocated to each of the Funds portfolios as follows:

Value Portfolio                         20,000,000
Money Market Portfolio                 400,000,000
Investment Grade Bond Portfolio         20,000,000
Asset Director Portfolio                40,000,000
Tactical Asset Portfolio                25,000,000
Conservative Investor Portfolio         25,000,000
Moderate Investor Portfolio             25,000,000
Aggressive Investor Portfolio           25,000,000

                                       580,000,000

6.      Unrealized Appreciation (Depreciation)
Unrealized appreciation (depreciation) for tax purposes at June 30, 2002, are:

                                                                Net
                                                              Unrealized
                           Unrealized        Unrealized      Appreciation/
                          Appreciation      Depreciation    (Depreciation)


Value                   $    22,741,563  $    (9,292,340)  $    13,449,223
Money Market                          -                -                 -
Investment Grade Bond         1,976,368       (2,809,705)         (833,337)
Asset Director               12,997,188       (5,717,360)        7,279,828
Tactical Asset                  144,067         (462,463)         (318,396)
Conservative Investor           471,636         (749,796)         (278,160)
Moderate Investor               565,154       (1,157,737)         (592,583)
Aggressive Investor             582,522       (1,394,994)         (812,472)

7.      Shareholders
Shares outstanding at June 30, 2002, are:

                                                          Portfolio
                                                                 Investment
                                   Value        Money Market     Grade Bond      Asset Director        Tactical Asset


AUL                                       -                 -              -                  -               50,001
AUL American Unit Trust           3,076,618        29,803,346      2,164,885          2,771,344                1,974
AUL Group Retirement Annuity
Separate Account II               3,173,251       145,689,818      4,448,746          3,200,729                68,347
AUL American Individual
Unit Trust                          635,185         6,889,560        557,500            613,666               227,434
AUL American Individual
Variable Annuity Unit Trust         430,577        12,213,889        736,915            645,733                     -
AUL American Individual
Variable Life Unit Trust             95,979         2,425,457        164,588            116,801                     -

                                  7,411,610       197,022,070      8,072,634          7,348,273               347,756

                                                          LifeStyle Portfolios
                                Conservative         Moderate      Aggressive
                                  Investor           Investor       Investor


AUL                                500,000            500,000         500,000
AUL American Unit Trust             35,994             74,687          75,777
AUL Group Retirement Annuity
Separate Account II                244,665            411,198         439,168
AUL American Individual
Unit Trust                               -                  -               -
AUL American Individual
Variable Annuity Unit Trust              -                  -               -
AUL American Individual
Variable Life Unit Trust                 -                  -               -

                                   780,659             985,885       1,014,945

8.      Federal Tax Information

Capital Losses incurred after October 31, within the Portfolios fiscal year may be deferred and treated as occurring on the first day of the following year.The following deferred losses will be treated as arising on the first day of the year ended December 31, 2002:

      Investment Grade Bond   $       51,794
      Conservative Investor           33,216
      Moderate Investor               79,678
      Aggressive Investor             98,662

Capital loss carry forwards are available to offset future capital gains, if any. The accompanying table details the capital loss carry forwards for those funds which have them, as of December 31, 2001.

                                      Expiration Year
                                     2009        2008

        Investment Grade Bond     $       -   $ 230,405
        Conservative Investor       195,049           -
        Moderate Investor           380,035           -
        Aggressive Investor         582,631           -

FINANCIAL HIGHLIGHTS
The per share amounts are based on shares outstanding throughout the year.

                                                                     Value Portfolio

                                    Six months                         For years ended
                                  ended 6/30/02
                                   (unaudited)     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 1999    Dec. 31, 1998


Per Share Operating
Performance:
Net investment income*            $       0.09    $         0.24   $         0.30    $         0.32    $        0.35
Net gain (loss) on investments            0.59              1.77             2.51             (0.55)            1.23

Total from investment
operations                                0.68              2.01             2.81             (0.23)            1.58


Shareholder distributions:
Net investment income                        -             (0.23)           (0.30)            (0.32)           (0.35)
Realized gain                                -             (0.96)           (1.00)            (3.66)           (1.99)


Net increase (decrease)                   0.68              0.82             1.51             (4.21)           (0.76)
Net asset value at
beginning of period                      18.39             17.57            16.06             20.27            21.03

Net asset value at end of period  $      19.07   $         18.39   $        17.57    $        16.06    $       20.27


Total return**                            3.6%             11.3%             17.7%            (0.9%)            7.1%

Supplemental Data:
Net assets, end of period (000)   $    141,322   $       114,629   $        92,089   $       88,619    $      95,486

Ratio to average net assets:***
Expenses                                 0.56%             0.62%             0.64%            0.63%            0.62%
Net investment income                    0.88%             1.26%             1.86%            1.54%            1.61%

Portfolio turnover rate                    10%               18%               19%              32%              23%

*Net investment income is calculated based on average shares.
**Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and_ capital gain distributions, if any. ***Annualized
The accompanying notes are an integral part of the financial statements.

The per share amounts are based on shares outstanding throughout the year.

                                                                  Money Market Portfolio

                                    Six months                         For years ended
                                  ended 6/30/02
                                   (unaudited)     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 1999    Dec. 31, 1998



Per Share Operating
Performance:
Net investment income*             $     0.06    $       0.03      $       0.05        $      0.05     $      0.05
Net gain (loss) on investments              -               -                 -                  -               -

Total from investment
operations                               0.06            0.03              0.05               0.05            0.05


Shareholder distributions:
Net investment income                   (0.06)          (0.03)           (0.05)              (0.05)          (0.05)
Realized gain                               -               -                -                   -               -


Net increase (decrease)                     -               -                -                   -               -
Net asset value at
beginning of period                      1.00            1.00             1.00                1.00            1.00

Net asset value at end of period   $     1.00    $       1.00     $       1.00         $      1.00     $      1.00


Total return**                           0.6%            3.5%             5.8%                4.6%            4.9%

Supplemental Data:
Net assets, end of period (000)    $  197,022    $    190,675     $    140,622         $   126,532     $    82,055

Ratio to average net assets:***
Expenses                                0.48%           0.52%            0.53%               0.55%           0.61%
Net investment income                   1.24%           3.41%            5.79%               4.60%           4.82%

Portfolio turnover rate
*Net investment income is calculated based on average shares.
**Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and_ capital gain distributions, if any. ***Annualized
The accompanying notes are an integral part of the financial statements.

The per share amounts are based on shares outstanding throughout the year.

                                                           Investment Grade Bond Portfolio

                                    Six months                         For years ended
                                  ended 6/30/02
                                   (unaudited)     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 1999    Dec. 31, 1998


Per Share Operating
Performance:
Net investment income*            $      0.30     $       0.66      $       0.68      $      0.61      $      0.60
Net gain (loss) on investments          (0.07)            0.17              0.44            (0.74)            0.36

Total from investment
operations                               0.23             0.83              1.12            (0.13)            0.96

Shareholder distributions:
Net investment income                       -            (0.63)            (0.71)           (0.61)           (0.60)
Realized gain                               -                -                 -                -            (0.21)


Net increase (decrease)                  0.23             0.20              0.41            (0.74)            0.15
Net asset value at
beginning of period                     10.70            10.50             10.09            10.83            10.68

Net asset value at end of period $      10.93    $       10.70     $       10.50      $     10.09     $      10.83


Total return**                           2.1%             7.1%             10.8%            (1.1%)            8.8%

Supplemental Data:
Net assets, end of period (000)  $     88,252    $      78,268     $      54,947      $    49,828     $     50,090

Ratio to average net assets:***
Expenses                                0.60%            0.65%             0.65%            0.62%            0.62%
Net investment income                   5.46%            5.96%             6.52%            5.68%            5.48%

Portfolio turnover rate                   50%              95%               93%              93%             132%

*Net investment income is calculated based on average shares.
**Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and_ capital gain distributions, if any. ***Annualized
The accompanying notes are an integral part of the financial statements.

The per share amounts are based on shares outstanding throughout the year.

                                                               Asset Director Portfolio

                                    Six months                         For years ended
                                  ended 6/30/02
                                   (unaudited)     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 1999    Dec. 31, 1998


Per Share Operating
Performance:
Net investment income*            $      0.18     $       0.41      $       0.49      $      0.49      $      0.51
Net gain (loss) on investments           0.27             0.98              1.49            (0.71)            0.79

Total from investment
operations                               0.45             1.39              1.98            (0.22)            1.30

Shareholder distributions:
Net investment income                       -            (0.41)            (0.49)           (0.50)           (0.51)
Realized gain                               -            (0.41)            (0.46)           (1.60)           (0.99)


Net increase (decrease)                  0.45             0.57              1.03            (2.32)           (0.20)
Net asset value at
beginning of period                     14.41            13.84             12.81            15.13            15.33

Net asset value at end of period $      14.86     $      14.41     $       13.84      $     12.81      $     15.13


Total return**                           3.0%            10.6%             15.7%            (0.8%)            8.3%

Supplemental Data:
Net assets, end of period (000) $     109,155     $     91,096     $      68,992      $    68,816      $    73,112

Ratio to average net assets:***
Expenses                                0.58%            0.64%             0.64%            0.62%            0.62%
Net investment income                   2.36%            2.86%             3.72%            3.25%            3.27%

Portfolio turnover rate                   18%              39%               43%              49%              63%

*Net investment income is calculated based on average shares.
**Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and_ capital gain distributions, if any. ***Annualized
The accompanying notes are an integral part of the financial statements.

The per share amounts are based on shares outstanding throughout the year.

                                                          Tactical Asset Allocation Portfolio

                                    Six months                         For years ended
                                  ended 6/30/02
                                   (unaudited)     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 1999    Dec. 31, 1998


Per Share Operating
Performance:
Net investment income*           $       0.09     $       0.28      $       0.40       $      0.36     $      0.34
Net gain (loss) on investments          (1.00)            0.17              0.97             (0.81)           0.58

Total from investment
operations                              (0.91)            0.45              1.37             (0.45)           0.92

Shareholder distributions:
Net investment income                       -            (0.28)            (0.74)            (0.36)          (0.34)
Realized gain                               -            (1.03)            (0.40)                -           (0.09)


Net increase (decrease)                 (0.91)           (0.86)             0.23             (0.81)           0.49
Net asset value at
beginning of period                     11.49            12.35             12.12             12.93           12.44

Net asset value at end of period $      10.58    $       11.49     $       12.35      $      12.12     $     12.93


Total return**                          (8.0%)            3.2%             12.3%             (3.1%)           7.2%

Supplemental Data:
Net assets, end of period (000)  $      3,678    $       4,694     $       4,203      $      5,155     $     6,469

Ratio to average net assets:***
Expenses                                1.00%            1.00%             1.00%             0.99%           1.00%
Expenses before
 expense reduction                      1.00%            1.03%             1.00%             0.99%           1.01%
Net investment income                   1.64%            2.28%             3.25%             2.78%           2.64%

Portfolio turnover rate                   33%              67%               23%               77%             41%

*Net investment income is calculated based on average shares.
**Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and_ capital gain distributions, if any. ***Annualized
The accompanying notes are an integral part of the financial statements.

The per share amounts are based on shares outstanding throughout the year.

                                                          Conservative Investor Portfolio

                                    Six months       For year         For year          For year       Mar. 31, 1998
                                  ended 6/30/02        ended            ended             ended       (commencement)
                                   (unaudited)     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 1999    Dec. 31, 1998


Per Share Operating
Performance:
Net investment income*            $      0.13      $      0.34      $       0.41      $      0.34      $      0.22
Net gain (loss) on investments          (0.23)           (0.15)            (0.03)            0.27             0.37

Total from investment
operations                              (0.10)            0.19              0.38             0.61             0.59

Shareholder distributions:
Net investment income                       -            (0.33)            (0.40)           (0.34)           (0.22)
Realized gain                               -            (0.01)            (0.37)           (0.42)           (0.07)


Net increase (decrease)                 (0.10)           (0.15)            (0.39)           (0.15)            0.30
Net asset value at
beginning of period                      9.61             9.76             10.15            10.30            10.00

Net asset value at end of period  $      9.51      $      9.61      $       9.76      $     10.15      $     10.30


Total return**                          (1.0%)            1.8%              3.5%             5.8%             5.8%

Supplemental Data:
Net assets, end of period (000)   $     7,427      $     8,495      $      7,841      $     6,507      $     6,281

Ratio to average net assets:***
Expenses                                1.00%            0.89%             1.00%            0.95%            0.95%
Expenses before
 expense reduction                      1.31%            1.41%             1.53%            1.78%            1.35%
Net investment income                   2.74%            3.43%             3.98%            3.23%            2.21%

Portfolio turnover rate                   21%              42%               79%              72%              82%

*Net investment income is calculated based on average shares.
**Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and_ capital gain distributions, if any. ***Annualized
The accompanying notes are an integral part of the financial statements.

The per share amounts are based on shares outstanding throughout the year.

                                                          Moderate Investor Portfolio

                                    Six months       For year         For year          For year       Mar. 31, 1998
                                  ended 6/30/02        ended            ended             ended       (commencement)
                                   (unaudited)     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 1999    Dec. 31, 1998


Per Share Operating
Performance:
Net investment income*            $      0.09       $      0.23     $       0.29      $      0.25      $      0.16
Net gain (loss) on investments          (0.40)            (0.42)           (0.43)            0.63             0.36

Total from investment
operations                              (0.31)            (0.19)           (0.14)            0.88             0.52

Shareholder distributions:
Net investment income                       -             (0.23)           (0.29)           (0.25)           (0.16)
Realized gain                               -             (0.01)           (0.50)           (0.46)           (0.04)


Net increase (decrease)                 (0.31)            (0.43)           (0.93)            0.17             0.32
Net asset value at
beginning of period                      9.13              9.56            10.49            10.32            10.00

Net asset value at end of period  $      8.82      $       9.13     $       9.56     $      10.49      $     10.32


Total return**                          (3.4%)            (2.0%)           (1.6%)            8.2%             5.1%

Supplemental Data:
Net assets, end of period (000)   $     8,698      $      8,265     $      7,789     $      7,812      $     6,804

Ratio to average net assets:***
Expenses                                0.99%             1.00%            1.00%            1.00%            0.94%
Expenses before
 expense reduction                      1.29%             1.43%            1.50%            1.65%            1.34%
Net investment income                   2.02%             2.46%            2.80%            2.33%            1.62%

Portfolio turnover rate                   26%               46%              77%              74%              60%

*Net investment income is calculated based on average shares.
**Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and_ capital gain distributions, if any. ***Annualized
The accompanying notes are an integral part of the financial statements.

The per share amounts are based on shares outstanding throughout the year.

                                                          Aggressive Investor Portfolio

                                    Six months       For year         For year          For year       Mar. 31, 1998
                                  ended 6/30/02        ended            ended             ended       (commencement)
                                   (unaudited)     Dec. 31, 2001    Dec. 31, 2000     Dec. 31, 1999    Dec. 31, 1998


Per Share Operating
Performance:
Net investment income*            $      0.06      $      0.14       $      0.18      $      0.16      $      0.09
Net gain (loss) on investments          (0.59)           (0.67)            (0.79)            1.09             0.41

Total from investment
operations                              (0.53)           (0.53)            (0.61)            1.25             0.50

Shareholder distributions:
Net investment income                       -            (0.12)            (0.18)           (0.16)           (0.09)
Realized gain                               -            (0.01)            (0.67)           (0.59)           (0.04)

Net increase (decrease)                 (0.53)           (0.66)            (1.46)            0.50             0.37
Net asset value at
beginning of period                      8.75             9.41             10.87            10.37            10.00

Net asset value at end of period  $      8.22      $      8.75       $      9.41      $     10.87      $     10.37



Total return**                          (6.1%)           (5.7%)            (5.8%)           11.7%             5.0%

Supplemental Data:
Net assets, end of period (000)   $     8,337      $     7,982       $     7,524      $     7,902      $     6,681

Ratio to average net assets:***
Expenses                                0.99%            1.00%             1.00%            0.96%            0.95%
Expenses before
 expense reduction                      1.31%            1.47%             1.51%            1.67%            1.34%
Net investment income                   1.31%            1.54%             1.74%            1.50%            0.94%

Portfolio turnover rate                   33%              51%               81%              76%              50%

*Net investment income is calculated based on average shares.
**Total returns for periods less than one year are not annualized. Total return assumes reinvestment of dividends and_ capital gain distributions, if any. ***Annualized
The accompanying notes are an integral part of the financial statements.

MANAGEMENT OF THE FUND

Management Information

Overall responsibility for management of the fund rests with its Board of Directors, who are elected by the shareholders of the fund. The Directors elect the officers of the fund to actively supervise its day-to-day operations.

                                                                                Number of
                                                               Principal        Portfolios in      Other
                           Current        Term of Office      Occupation(s)     Fund Complex       Directorships
  Name, Address,           Position         and Length         During the       Overseen by        held by
  and Age in 2002          with the Fund    of Service        Past 5 Years      Director           Director/Nominee
  Independent Directors and Nominee

  Ronald D. Anderson      Director          Indefinite,       Professor, School       9            None
  371 Cottonwood Drive                       7/26/89 to       of Business,
  Mooresville, IN 46158                      present          Indiana Univ./
  age 63                                                      Purdue Univ.-
                                                              Indianapolis
                                                              (8/88-present)

  Alpha C. Blackburn      Director          Indefinite        President and           9            None
  3388 Founders Rd.                                           Chief Executive
  Indianapolis, IN 46268                                      Officer, Blackburn
  age 63                                                      Architects, Inc.,
                                                              (7/99 to present),
                                                              Vice President,
                                                              Blackburn Architects,
                                                              Inc., (6/81-7/99)

  Donald J. Stuhldreher   Director          Indefinite,       Retired since 1990      9            None
  4210 Statesman Drive                      12/14/2001 to
  Indianapolis, IN 46250                     present
  age 66

Interested Directors

  R. Stephen Radcliffe    Chairman of       Indefinite,       Executive Vice          9           Director, American
  One American Square     the Board and     2/02/2000 to      President, American                 United Mutual
  Indianapolis, IN 46282  President,        present           United Life                         Insurance Holding
  age 57                  Director                            Insurance Company                   Company; Director,
                                                              (8/94 to present)                   OneAmerica
                                                                                                  Financial Partners,
                                                                                                  Inc.; Director,
                                                                                                  American United
                                                                                                  Life Insurance
                                                                                                  Company;  Director,
                                                                                                  State Life Insurance
                                                                                                  Company

  James W. Murphy         Director          Indefinite,       Senior Vice Pres.,      9           None
  11800 Pebblepoint Pass                    7/26/1989 to      Corporate Finance,
  Carmel, IN 46033                          present           American United
  age 66                                                      Life Insurance
                                                              Company (5/01/1977
                                                              until his retirement
                                                              on 4/01/2000)

The following table shows the Executive Officers of the Fund, their addresses, their ages, their positions with the Fund, their terms of office and length of time served in such positions, and their principal occupations during the past five years.

                             Current Position       Term of Office and      Principal Occupations During
  Name and Age in 2002*      with the Fund          Length of Service       the Past Five Years

  Constance E. Lund          Treasurer              Indefinite,             Senior Vice President, Corporate Finance, AUL
  age 49                                            2/2/2000 to present     (1/2000 to present); Vice President, Financial
                                                                            Reporting, AUL (6/99 to 1/2000); Assistant Vice
                                                                            President, Financial Reporting, AUL (5/95 to 6/99)

  Richard A. Wacker          Secretary              Indefinite,             Associate General Counsel, AUL
  age 54                                            3/7/1990 to present     10/92 to present

*The Executive Officers of the Fund and can be reached at One American Square, Indianapolis, Indiana 46282.

American United Life Insurance Company
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368
wwww.aul.com

Form No. P-13959E   (06/02)